UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5867

Oppenheimer Multi-State Municipal Trust

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—106.6%
New Jersey—73.6%
$40,000	Atlantic City, NJ GO1	5.000%	12/01/2024	$30,705
3,020,000	Bayonne, NJ Parking Authority (City Parking)[1]	5.000	06/15/2027	3,029,483
6,065,000	Bayonne, NJ Redevel. Agency[1]	7.625	04/01/2038	6,849,083
10,000	Bergen County, NJ HDC[1]	6.750	10/01/2018	10,038
35,000	Bergen County, NJ Improvement Authority (Community Action Program)	5.250	12/01/2034	35,126
25,000	Camden County, NJ Improvement Authority[1]	5.000	09/01/2018	25,397
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2034	1,092,440
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2033	1,093,220
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2035	1,090,870
1,665,000	Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2024	1,701,830
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2031	2,205,040
3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250	11/01/2039	3,189,120
60,000	Casino Reinvestment Devel. Authority of NJ1	5.250	06/01/2017	60,216
3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250	11/01/2044	3,205,920
175,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)	5.250	01/01/2018	179,091
175,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)	5.250	01/01/2022	179,016
395,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.000	01/01/2025	403,623
155,000	Essex County, NJ Improvement Authority (Newark)[1]	5.125	04/01/2029	155,130
250,000	Essex County, NJ Improvement Authority (Newark)[1]	6.250	11/01/2030	280,025
20,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2023	20,048
105,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2027	105,194
265,000	Florence Township, NJ Fire District No. 1[1]	5.125	07/15/2028	270,684
1,000,000	Hudson County, NJ Improvement Authority[1]	6.000	01/01/2040	1,143,820
1,500,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2035	1,644,720
2,655,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.500	06/01/2041	3,014,540
1,250,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2038	1,366,275
120,000	Lodie, NJ Board of Education COP[1]	5.700	09/15/2021	120,301
1,100,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.125	01/01/2037	837,166
500,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2020	395,440
2,535,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2032	1,926,473
20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)	5.500	09/01/2030	20,076
20,000	Mount Holly, NJ Municipal Utilities Authority	5.000	12/01/2016	20,081
25,000	Neptune City, NJ Hsg. Authority[1]	6.000	04/01/2019	25,057

  1  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$605,000	New Brunswick, NJ Parking Authority	5.000%		09/01/2029	$678,622
445,000	New Brunswick, NJ Parking Authority	5.000		09/01/2027	504,973
50,000	Newark, NJ Hsg. Authority (Lock Street Urban Renewal Partnership)[1]	6.400		01/20/2034	50,095
315,000	Newark, NJ Hsg. Authority (Port Newark Marine Terminal Rental)[1]	5.000		01/01/2032	355,506
2,875,000	Newark, NJ Hsg. Authority (South Ward Police Facility)[1]	6.750		12/01/2038	3,425,419
2,095,000	NJ EDA	5.000		06/15/2028	2,294,088
750,000	NJ EDA	5.000		06/15/2029	817,410
25,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500		07/01/2028	21,306
530,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500		07/01/2018	522,108
3,100,000	NJ EDA (Cranes Mill)[1]	5.100		06/01/2027	3,123,715
145,000	NJ EDA (Dept. of Human Services)	6.250		07/01/2024	145,693
1,525,000	NJ EDA (Drew University)[1]	5.250		07/01/2021	1,731,150
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	2,174,680
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	2,174,680
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)[1]	8.000		05/01/2044	2,174,680
6,000,000	NJ EDA (GMT Realty)[1]	6.875		01/01/2037	6,039,900
17,160,000	NJ EDA (Hamilton Care)[1]	6.650		11/01/2037	17,799,896
3,050,000	NJ EDA (Harrogate)[1]	5.875		12/01/2026	3,052,532
10,000	NJ EDA (Hillcrest Health Service)	7.250	[2]	01/01/2018	9,382
4,135,000	NJ EDA (Kapkowski Road Landfill)[1]	6.500		04/01/2031	5,045,320
90,000	NJ EDA (Liberty State Park Lease Rental)	5.750		03/15/2022	90,392
10,000	NJ EDA (Liberty State Park)	5.700		03/15/2016	10,046
90,000	NJ EDA (Metromall Urban Renewal)[1]	6.500		04/01/2031	90,147
10,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250		07/01/2033	10,184
450,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250		07/01/2031	458,289
1,030,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250		07/01/2017	1,048,973
50,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000		07/01/2029	50,776
20,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000		07/01/2034	20,310
100,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000		07/01/2023	101,551
2,500,000	NJ EDA (MSU Student Hsg.)[1]	5.750		06/01/2031	2,804,450
30,000	NJ EDA (Municipal Rehabilitation)	5.000		04/01/2028	30,112
4,350,000	NJ EDA (New Jersey American Water Company)[1]	5.700		10/01/2039	4,990,320
5,320,000	NJ EDA (New Jersey American Water Company)[1]	5.600		11/01/2034	6,013,568
145,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750		12/15/2017	145,457
30,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750		12/15/2017	30,094
800,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2027	828,696
1,400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2037	1,437,758
650,000	NJ EDA (Paterson Charter School Science & Technology)	6.000		07/01/2032	664,294
1,900,000	NJ EDA (Paterson Charter School Science & Technology)	6.100		07/01/2044	1,926,030
2,500,000	NJ EDA (Paterson Charter School)[1]	5.300		07/01/2044	2,301,925
1,500,000	NJ EDA (Paterson Charter School)[1]	5.000		07/01/2032	1,396,740
850,000	NJ EDA (Rutgers University)[1]	5.000		06/15/2038	961,919
2,000,000	NJ EDA (School Facilities Construction)[1]	5.000		03/01/2027	2,159,640

  2  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$3,690,000	NJ EDA (School Facilities Construction)[1]	5.000%		03/01/2030	$3,918,079
1,000,000	NJ EDA (School Facilities)[1]	5.250		09/01/2026	1,089,770
65,000	NJ EDA (St. Barnabas Medical Center)	6.833	[2]	07/01/2021	54,820
50,000	NJ EDA (St. Barnabas Medical Center)	6.750	[2]	07/01/2018	47,268
25,000	NJ EDA (St. Barnabas Medical Center)	7.153	[2]	07/01/2020	22,009
110,000	NJ EDA (State Office Buildings)[1]	5.000		06/15/2020	110,656
2,200,000	NJ EDA (Team Academy Charter School)[1]	6.000		10/01/2043	2,495,790
10,000,000	NJ EDA (The Goethals Bridge Replacement)[1]	5.375		01/01/2043	11,098,100
1,500,000	NJ EDA (UMM Energy Partners)	5.000		06/15/2037	1,590,885
1,250,000	NJ EDA (UMM Energy Partners)	5.125		06/15/2043	1,324,850
330,000	NJ EDA (United Water New Jersey)[1]	5.000		11/01/2028	330,426
935,000	NJ EDA (United Water New Jersey)[1]	5.500		07/01/2039	938,562
3,500,000	NJ EDA Retirement Community (Seabrook Village)[1]	5.250		11/15/2026	3,599,050
100,000	NJ Educational Facilities Authority (Dorm Safety)	5.000		03/01/2016	100,400
3,130,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.250		07/01/2037	3,329,725
875,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.250		07/01/2027	935,786
2,735,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000		07/01/2033	2,904,679
1,000,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000		07/01/2027	1,061,800
2,115,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000		06/15/2026	2,325,591
50,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000		09/01/2017	50,797
75,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000		09/01/2018	76,192
30,000	NJ Educational Facilities Authority (Kean University)	5.000		07/01/2021	30,119
120,000	NJ Educational Facilities Authority (Kean University)[1]	5.250		09/01/2029	134,912
40,000	NJ Educational Facilities Authority (Kean University)	5.000		07/01/2018	40,161
5,000	NJ Educational Facilities Authority (Public Library)	5.000		09/01/2022	5,020
1,000,000	NJ Educational Facilities Authority (Rider University)	5.000		07/01/2037	1,069,360
15,000	NJ Educational Facilities Authority (Stevens Institute of Technology)	5.000		07/01/2028	15,053
5,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000		07/01/2018	5,321
3,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.000		07/01/2044	3,282,450
2,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.625		07/01/2032	2,299,060
7,085,000	NJ Health Care Facilities Financing Authority (Catholic Health East)[1]	5.000		11/15/2033	7,953,338
1,000,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.375		11/01/2036	807,490
750,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.300		11/01/2026	672,825
1,010,000	NJ Health Care Facilities Financing Authority (Holy Name Hospital)[1]	5.000		07/01/2036	1,028,503

  3  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$2,480,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.750%		10/01/2031	$2,822,984
295,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.250		10/01/2038	317,706
1,500,000	NJ Health Care Facilities Financing Authority (Kennedy Health System)	5.000		07/01/2031	1,647,990
9,830,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250		07/01/2027	9,843,565
2,030,000	NJ Health Care Facilities Financing Authority (RWJ University Hospital)[1]	5.000		07/01/2035	2,034,385
15,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp.)	6.621	[2]	07/01/2017	14,543
37,955,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	6.250	[2]	07/01/2030	18,107,951
10,000,000	NJ Health Care Facilities Financing Authority (St. Joseph’s Hospital & Medical Center)[1]	6.625		07/01/2038	11,145,400
1,960,000	NJ Health Care Facilities Financing Authority (St. Luke’s Warren Hospital)	5.000		08/15/2034	2,139,673
5,380,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250		07/01/2030	5,692,686
6,400,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250		07/01/2023	6,820,288
125,000	NJ Health Care Facilities Financing Authority (Virtua Health Obligated Group)[1]	5.750		07/01/2033	142,315
100,000	NJ Higher Education Assistance Authority[1]	5.750		12/01/2029	110,345
3,160,000	NJ Higher Education Assistance Authority[1]	5.500		12/01/2025	3,518,281
25,640,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.125		06/01/2030	27,622,998
15,000	NJ Hsg. & Mtg. Finance Agency[1]	5.400		11/01/2016	15,222
570,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.000		11/01/2036	575,016
3,760,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[3]	4.625		10/01/2027	3,846,894
1,330,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[3]	5.000		10/01/2037	1,349,232
25,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.500		10/01/2038	25,972
135,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.375		10/01/2028	140,349
200,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.150		10/01/2023	214,516
100,000	NJ South Jersey Port Corp.[1]	5.250		01/01/2030	100,163
20,000	NJ Sports & Expositions Authority[1]	5.250		09/01/2015	20,085
17,080,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2041	13,434,445
10,000,000	NJ Transportation Trust Fund Authority[1]	5.875		12/15/2038	11,231,000
1,625,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2038	1,686,019
4,500,000	NJ Transportation Trust Fund Authority[1]	6.000		06/15/2035	5,417,010
5,000,000	NJ Transportation Trust Fund Authority[1]	5.500		06/15/2041	5,483,250
5,000,000	NJ Turnpike Authority[1]	5.000		01/01/2038	5,525,100
200,000	Passaic Valley, NJ Sewage Commissioners	5.000		12/01/2022	200,748
100,000	Passaic Valley, NJ Sewage Commissioners	5.000		12/01/2023	100,374
10,500,000	Port Authority NY/NJ, 143rd Series[3]	5.000		10/01/2030	10,812,480
6,330,000	Rutgers State University NJ3	5.000		05/01/2029	7,327,155
5,380,000	Rutgers State University NJ3	5.000		05/01/2030	6,198,352
4,000,000	Rutgers State University NJ3	5.000		05/01/2038	4,519,880

  4  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$3,650,000	South Jersey, NJ Transportation Authority[1]	5.000%		11/01/2039	$3,900,463
45,000	Union County, NJ Improvement Authority (Linden Airport)	5.000		03/01/2028	45,152
40,000	West Milford, NJ Township (Municipal Utilties Authority)[1]	5.375		08/01/2031	40,042

					344,376,950

New York—4.5%
5,100,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500		12/01/2028	5,268,198
2,679,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	2,693,922
8,685,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	8,711,142
2,505,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	2,504,825
1,725,000	Port Authority NY/NJ, 141st Series[1]	5.000		09/01/2027	1,752,617

					20,930,704

U.S. Possessions—28.5%
10,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	10,991
125,000	Guam Power Authority, Series A	5.000		10/01/2024	148,272
250,000	Guam Power Authority, Series A	5.000		10/01/2030	286,610
125,000	Guam Power Authority, Series A	5.000		10/01/2023	148,436
180,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	181,701
3,945,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	3,443,117
1,005,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	915,575
2,355,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	2,108,102
2,525,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	1,769,671
1,000,000	Puerto Rico Aqueduct & Sewer Authority	6.125		07/01/2024	752,070
6,350,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	4,289,362
1,355,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	930,763
15,745,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	15,506,463
18,355,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	18,257,535
170,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	171,698
26,000,000	Puerto Rico Children’s Trust Fund (TASC)	6.016	[2]	05/15/2055	728,520
5,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2029	3,557,500
3,205,000	Puerto Rico Commonwealth GO	5.750		07/01/2041	2,141,453
2,150,000	Puerto Rico Commonwealth GO	5.250		07/01/2037	1,420,225
2,795,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	1,898,671
6,085,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	4,202,118
8,350,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	5,641,510
3,000,000	Puerto Rico Commonwealth GO	6.500		07/01/2040	2,105,430
1,990,000	Puerto Rico Electric Power Authority, Series A4	5.000		07/01/2042	1,207,612
3,000,000	Puerto Rico Electric Power Authority, Series A4	7.000		07/01/2043	1,819,110
45,000	Puerto Rico Electric Power Authority, Series A4	5.050		07/01/2042	27,310
1,700,000	Puerto Rico Electric Power Authority, Series A4	5.000		07/01/2029	1,031,696
5,000,000	Puerto Rico Electric Power Authority, Series AAA[4]	5.250		07/01/2030	3,034,150
3,000,000	Puerto Rico Electric Power Authority, Series AAA[4]	5.250		07/01/2028	1,820,580
550,000	Puerto Rico Electric Power Authority, Series AAA[4]	5.250		07/01/2031	333,740
50,000	Puerto Rico Electric Power Authority, Series CCC[4]	5.000		07/01/2021	30,455
90,000	Puerto Rico Electric Power Authority, Series CCC[4]	5.000		07/01/2025	54,626

  5  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$80,000	Puerto Rico Electric Power Authority, Series TT4	5.000%		07/01/2037	$48,543
100,000	Puerto Rico Electric Power Authority, Series TT4	5.000		07/01/2023	60,736
395,000	Puerto Rico Electric Power Authority, Series XX4	5.250		07/01/2035	239,670
750,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2020	578,498
3,000,000	Puerto Rico Highway & Transportation Authority, Series L	5.250		07/01/2038	2,912,520
3,000,000	Puerto Rico Infrastructure	7.050	[2]	07/01/2042	374,790
4,750,000	Puerto Rico Infrastructure	5.000		07/01/2037	2,454,848
2,610,000	Puerto Rico Infrastructure	5.000		07/01/2041	1,348,639
575,000	Puerto Rico Infrastructure	5.000		07/01/2027	330,930
975,000	Puerto Rico Infrastructure	7.000	[2]	07/01/2035	230,490
400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	239,168
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	90,931
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	85,220
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	87,591
930,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	771,909
175,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	166,737
1,000,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2032	861,490
2,000,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2020	2,001,980
200,000	Puerto Rico Public Buildings Authority	7.000		07/01/2025	145,594
305,000	Puerto Rico Public Buildings Authority	5.250		07/01/2033	199,064
1,000,000	Puerto Rico Public Buildings Authority	5.625		07/01/2039	644,960
1,000,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2028	1,040,330
5,000,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	3,133,600
1,530,000	Puerto Rico Public Buildings Authority, Series D	5.250		07/01/2036	986,728
6,800,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	4,098,156
9,850,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	5,430,699
10,935,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2042	6,015,890
325,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	197,197
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2021	1,846,425
4,850,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2022	3,329,040
5,235,000	Puerto Rico Sales Tax Financing Corp., Series B	6.000		08/01/2026	2,768,373
14,000,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.750		08/01/2057	9,876,860
1,100,000	V.I. Tobacco Settlement Financing Corp.	6.500	[2]	05/15/2035	138,006
3,100,000	V.I. Tobacco Settlement Financing Corp.	7.625	[2]	05/15/2035	254,510
2,050,000	V.I. Tobacco Settlement Financing Corp.	6.875	[2]	05/15/2035	234,336

					133,199,530

Total Investments, at Value (Cost $516,491,261)—106.6%					498,507,184
Net Other Assets (Liabilities)—(6.6)					(30,704,772)

Net Assets—100.0%					$467,802,412

  6  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

4. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 3 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

COP	Certificates of Participation
EDA	Economic Devel. Authority
GO	General Obligation
HDC	Housing Devel. Corp.
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
LIFERS	Long Inverse Floating Exempt Receipts
MSU	Montclair State University
NY/NJ	New York/New Jersey
ROLs	Reset Option Longs
RWJ	Robert Wood Johnson
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

  7  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

1. Organization

Oppenheimer Rochester New Jersey Municipal Fund (the “Fund”), is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

  8  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of

  9  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$344,376,950	$—	$344,376,950
New York	—	20,930,704	—	20,930,704
U.S. Possessions	—	133,199,530	—	133,199,530

Total Assets	$—	$498,507,184	$—	$498,507,184

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

10  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the

11  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate

12  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2015, the Fund’s maximum exposure under such agreements is estimated at $7,000,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semi-annual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semi-annual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semi-annual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2015, municipal bond holdings with a value of $43,930,853 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $29,200,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2015, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

13  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 1,880,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) ROLs	8.580%	10/1/27	$1,966,894
665,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) ROLs	9.330	10/1/37	684,232
2,625,000	Port Authority NY/NJ, 143rd Series ROLs	18.142	10/1/30	2,937,480
7,000,000	Puerto Rico Sales Tax Financing Corp. LIFERS[3]	9.446	8/1/57	2,876,860
1,000,000	Rutgers State University NJ LIFERS	17.639	5/1/38	1,519,880
1,345,000	Rutgers State University NJ LIFERS	17.639	5/1/30	2,163,352
1,585,000	Rutgers State University NJ LIFERS	17.612	5/1/29	2,582,155

				$14,730,853

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semi-annual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semi-annual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $29,200,000 as of April 30, 2015.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. As of April 30, 2015, there were no securities not accruing interest.

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of April 30, 2015, securities with an aggregate market value of $9,708,228, representing 2.08% of the Fund’s net assets, were subject to these forbearance agreements.

14  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$487,432,469 [1]

Gross unrealized appreciation	$25,284,323
Gross unrealized depreciation	(43,272,650)

Net unrealized depreciation	$(17,988,327)

1. The Federal tax cost of securities does not include cost of $29,063,042, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

15  OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

Principal Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—109.5%
Pennsylvania—72.9%
$1,125,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125%	05/01/2029	$1,131,019

80,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125	05/01/2025	80,551

160,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.500	08/15/2034	180,176

35,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.375	08/15/2029	39,505

1,125,000	Allegheny County, PA HEBA (Carlow University)[1]	6.750	11/01/2031	1,304,449

1,310,000	Allegheny County, PA HEBA (Carlow University)[1]	6.000	11/01/2021	1,473,868

1,000,000	Allegheny County, PA HEBA (Chatham University)	5.000	09/01/2035	1,061,680

2,500,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.900	10/15/2028	2,743,550

15,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	05/01/2028	17,717

2,000,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	10/15/2038	2,194,800

3,650,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.750	10/15/2040	3,985,325

2,250,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.500	10/15/2030	2,450,047

10,000	Allegheny County, PA IDA (ARC Allegheny Foundation)[1]	5.000	12/01/2028	10,003

1,200,000	Allegheny County, PA IDA (Propel Charter School-East)[1]	6.375	08/15/2035	1,309,224

1,000,000	Allegheny County, PA IDA (Propel Charter School-Montour)[1]	6.750	08/15/2035	1,107,340

1,500,000	Allegheny County, PA IDA (Propel Charter School-Sunrise)	6.000	07/15/2038	1,593,615

1,225,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.100	09/01/2026	1,236,490

1,000,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.000	09/01/2021	1,018,910

890,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.125	09/01/2031	895,527

400,000	Allegheny County, PA IDA (School Facility Devel.)[1]	5.900	08/15/2026	430,288

16,750,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600	07/01/2023	16,963,730

1,660,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)[1]	5.950	01/20/2043	1,731,480

30,000	Allegheny County, PA Residential Finance Authority (Cambridge Square Apartments)[1]	4.250	01/15/2017	30,734

1,290,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)[1]	6.100	01/20/2043	1,350,991

1,660,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)[1]	6.160	01/20/2043	1,740,991

13,000,000	Berks County, PA Municipal Authority (Reading Hospital & Medical Center)[2]	5.500	11/01/2031	14,950,780

3,675,000	Bethlehem, PA Area School District[3]	5.000	08/01/2034	4,142,901

3,000,000	Bethlehem, PA Area School District[3]	5.000	08/01/2035	3,373,710

1,750,000	Bethlehem, PA GO1	6.500	12/01/2032	2,069,130

1  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Pennsylvania (Continued)

$1,000,000	Bucks County, PA IDA (Lutheran Community Telford Center)[1]	5.750%	01/01/2027	$1,019,820

2,000,000	Butler County, PA Hospital Authority (Butler Health System)[1]	7.250	07/01/2039	2,486,460

1,760,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.250	07/01/2033	1,816,742

800,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.000	07/01/2023	828,592

2,865,000	Cambridge, PA Area Joint Authority[1]	6.000	12/01/2037	3,063,172

2,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	7.000	11/15/2046	2,425,700

950,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250	11/15/2041	1,112,146

30,000	Charleroi, PA Area School Authority	6.000	10/01/2017	30,145

2,000,000	Chester County, PA H&EFA (Immaculata University)[1]	7.000	11/01/2041	2,363,980

23,915,000	Chester County, PA IDA (Aqua Pennsylvania)[2]	5.000	02/01/2041	24,523,076

1,000,000	Chester County, PA IDA (West Chester University Student Hsg.)	5.000	08/01/2035	1,073,660

1,000,000	Clairton, PA Municipal Authority	5.000	12/01/2037	1,070,920

1,220,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000	07/01/2024	1,346,563

1,310,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000	07/01/2034	1,402,643

3,500,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)[1]	5.000	07/01/2033	3,714,480

2,430,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)[1]	5.000	07/01/2029	2,613,416

1,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Ministries)[1]	5.000	01/01/2027	1,024,150

2,500,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	2,812,150

950,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2021	968,249

6,605,000	Delaware County, PA Authority (Cabrini College)[1]	5.500	07/01/2024	6,615,172

3,965,000	Delaware County, PA Authority (Eastern University)	5.250	10/01/2032	4,322,246

6,385,000	Delaware County, PA Authority (Eastern University)	5.000	10/01/2027	6,931,045

100,000	Delaware County, PA Authority (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)	5.375	11/15/2023	100,436

650,000	Delaware County, PA Authority (Neumann College)[1]	6.250	10/01/2038	657,130

280,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2030	314,146

1,000,000	Delaware County, PA Authority (Neumann College)[1]	6.125	10/01/2034	1,122,350

1,160,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2025	1,316,240

1,250,000	Delaware County, PA Authority (Neumann University)[1]	5.250	10/01/2031	1,331,675

1,150,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2025	1,229,177

18,705,000	Delaware County, PA IDA (Aqua Pennsylvania)[2]	5.000	11/01/2038	19,056,998

4,120,000	Delaware County, PA IDA (Naamans Creek)[1,3]	7.000	12/01/2036	4,318,378

1,250,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000	07/01/2035	1,322,512

2  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Pennsylvania (Continued)

$820,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1,3]	5.000%		07/01/2030	$893,644

1,000,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000		07/01/2030	1,075,220

2,750,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1,3]	5.000		07/01/2047	2,904,742

1,060,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1,3]	5.000		07/01/2035	1,133,161

3,945,000	Erie County, PA Hospital Authority (St. Vincent’s Health)[1]	7.000		07/01/2027	4,211,366

1,000,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.375		05/01/2030	1,072,560

2,565,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.500		05/01/2040	2,769,251

7,840,000	Erie, PA Higher Education Building Authority (Gannon University)	5.000		05/01/2038	8,400,090

905,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.350		03/15/2028	985,454

3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.500		03/15/2038	3,226,230

720,000	Erie-Western PA Port Authority[1]	5.125		06/15/2016	721,483

3,265,000	Fayette County, PA Redevel. Authority (Fayette Crossing)[1]	7.000		09/01/2019	3,466,189

6,575,000	Harrisburg, PA Authority[1]	5.000		07/15/2021	6,593,279

165,000	Harrisburg, PA Authority[1]	5.000		07/15/2023	165,386

550,000	Harrisburg, PA Authority[1]	5.000		07/15/2024	551,216

50,000	Harrisburg, PA GO	9.614	[4]	09/15/2016	47,729

40,000	Harrisburg, PA GO	9.600	[4]	03/15/2016	38,834

70,000	Harrisburg, PA GO	9.727	[4]	09/15/2015	69,168

10,000	Harrisburg, PA GO	9.600	[4]	09/15/2015	9,881

335,000	Harrisburg, PA Water System[1]	5.000		07/15/2023	335,784

6,440,000	Horsham, PA Industrial and Commercial Devel. Authority (Pennsylvania LTC)[1,3]	6.000		12/01/2037	6,828,396

225,000	Jeanette, PA GO1	5.000		04/01/2018	225,783

2,100,000	Lackawanna County, PA GO1	6.000		09/15/2032	2,442,552

12,565,000	Lawrence County, PA IDA (Shenango Presbyterian Center)[1]	5.625		11/15/2037	12,722,565

3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000		11/01/2023	3,599,568

1,807,494	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000		11/01/2018	1,809,645

2,747,774	Lehigh County, PA GPA (Kidspeace)[1]	0.000	[5]	02/01/2044	766,574

2,721,970	Lehigh County, PA GPA (Kidspeace)[6]	7.500		02/01/2044	27

3,606,455	Lehigh County, PA GPA (Kidspeace/KC/KNCONY/KCH/KMAKNC/KNCONM / IRSch Obligated Group)[1]	7.500		02/01/2044	3,613,379

4,700,000	Lehigh Northampton, PA Airport Authority[1]	6.000		05/15/2030	4,705,076

150,000	Luzerne County, PA Flood Protection Authority[1]	5.000		01/15/2023	150,167

150,000	Luzerne County, PA Flood Protection Authority[1]	5.000		01/15/2018	150,357

5,000,000	Luzerne County, PA IDA[1]	7.750		12/15/2027	5,200,050

3  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Pennsylvania (Continued)

$3,720,000	Lycoming County, PA Authority (Pennsylvania College of Technology)	5.000%	05/01/2032	$4,035,047

11,060,000	Mifflin County, PA Hospital Authority (Lewiston Hospital/Lewiston Healthcare Foundation Obligated Group)[1]	5.125	07/01/2030	11,741,296

1,000,000	Millcreek, PA Richland Joint Authority[1]	5.500	08/01/2037	1,105,490

855,000	Millcreek, PA Richland Joint Authority[1]	5.375	08/01/2027	942,817

1,390,000	Millcreek, PA Richland Joint Authority[1]	5.500	08/01/2037	1,445,044

595,000	Millcreek, PA Richland Joint Authority[1]	5.250	08/01/2022	631,277

20,915,000	Montgomery County, PA IDA[2]	5.375	08/01/2038	23,756,878

6,500,000	Montgomery County, PA IDA (Hill School)[1]	5.000	08/15/2025	6,591,000

300,000	Montgomery County, PA IDA (Philadelphia Presbyterian Homes)[1]	6.500	12/01/2025	350,694

2,860,000	Northampton County, PA General Purpose Authority (Moravian College)	5.000	07/01/2031	3,054,966

1,500,000	Northampton County, PA IDA (Morningstar Senior Living)	5.000	07/01/2027	1,596,465

1,275,000	Northampton County, PA IDA (Morningstar Senior Living)	5.000	07/01/2032	1,336,710

14,826,610	Northampton County, PA IDA (Northampton Generating)[1]	5.000	12/31/2023	13,452,480

3,300,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750	02/15/2029	1,797,477

1,205,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500	02/15/2033	1,017,165

1,525,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.500	02/15/2029	809,729

16,000,000	PA Commonwealth Financing Authority[2]	5.000	06/01/2032	18,070,240

39,737,908	PA EDFA (Bionol Clearfield)[7]	8.500	07/01/2015	1,737,341

255,000	PA EDFA (Fayette Thermal)[1]	5.250	12/01/2016	255,107

35,000	PA EDFA (Fayette Thermal)[1]	5.500	12/01/2021	35,012

3,000,000	PA EDFA (Forum)	5.000	03/01/2029	3,362,340

2,000,000	PA EDFA (PA Bridges Finco)[1]	5.000	06/30/2042	2,163,600

3,000,000	PA EDFA (Philadelphia Biosolids Facility)[1]	6.250	01/01/2032	3,305,520

2,950,000	PA EDFA (US Airways Group)[1]	8.000	05/01/2029	3,540,148

1,025,000	PA HEFA (Assoc. of Independent Colleges & Universities)[1]	5.125	05/01/2032	1,060,865

55,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.800	09/01/2025	55,127

170,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	170,474

3,115,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2032	3,118,738

100,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	5.000	07/01/2028	100,036

535,000	PA HEFA (Delaware Valley College of Science & Agriculture)	5.000	11/01/2042	563,623

1,245,000	PA HEFA (Delaware Valley College of Science & Agriculture)	5.000	11/01/2027	1,348,285

175,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.750	04/15/2034	175,266

4  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Pennsylvania (Continued)

$10,000	PA HEFA (Drexel University College of Medicine)[1]	5.000%	05/01/2037	$10,790

8,225,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2042	8,692,509

9,000,000	PA HEFA (Edinboro University Foundation)[1]	5.875	07/01/2038	9,489,690

6,285,000	PA HEFA (Edinboro University Foundation)[1]	5.750	07/01/2028	6,640,040

3,000,000	PA HEFA (Edinboro University Foundation)[1]	5.800	07/01/2030	3,256,230

3,500,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2043	3,812,585

4,000,000	PA HEFA (Elizabethtown College)[1]	5.000	12/15/2027	4,162,680

1,300,000	PA HEFA (Gwynedd Mercy College)	5.375	05/01/2042	1,411,462

750,000	PA HEFA (Indiana University Foundation)	5.000	07/01/2041	793,913

2,650,000	PA HEFA (La Salle University)[1]	5.000	05/01/2029	2,897,510

1,490,000	PA HEFA (Marywood University)[1]	5.125	06/01/2029	1,504,826

50,000	PA HEFA (Pennsylvania State University)	5.000	03/01/2022	50,201

250,000	PA HEFA (Philadelphia University)[1]	5.000	06/01/2035	253,420

1,400,000	PA HEFA (Shippensburg University Student Services)	5.000	10/01/2035	1,469,594

7,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	7,825,160

3,000,000	PA HEFA (Shippensburg University)[1]	6.000	10/01/2031	3,322,440

1,750,000	PA HEFA (St. Francis University)[1]	6.000	11/01/2031	1,940,278

2,250,000	PA HEFA (St. Francis University)[1]	6.250	11/01/2041	2,527,785

100,000	PA HEFA (Student Association)[1]	6.750	09/01/2023	100,137

4,515,000	PA HEFA (University of Pennsylvania Health System)[1]	5.750	08/15/2041	5,326,752

60,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	60,164

3,050,000	PA HEFA (University of the Arts)[1]	5.625	03/15/2025	3,055,978

1,685,000	PA HEFA (University of the Arts)[1]	5.750	03/15/2030	1,687,898

1,000,000	PA HEFA (Ursinus College)	5.000	01/01/2029	1,090,970

1,000,000	PA HEFA (Widener University)[1]	5.000	07/15/2038	1,076,340

650,000	PA HEFA (Widener University)[1]	5.000	07/15/2026	656,344

500,000	PA HEFA (York College)[1]	5.250	11/01/2024	512,455

5,000,000	PA Public School Building Authority (Harrisburg Area Community College)[1]	5.000	10/01/2031	5,372,800

3,500,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2027	3,892,210

2,250,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2031	2,428,493

3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2029	3,260,880

4,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2028	4,392,200

4,540,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2032	4,885,766

2,310,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000	12/01/2028	2,343,218

900,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000	12/01/2027	913,257

1,120,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000	12/01/2020	1,142,490

24,615,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[2]	6.000	06/01/2029	27,862,132

3,680,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2026	4,203,885

5  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Pennsylvania (Continued)

$2,000,000	PA Turnpike Commission[1]	5.000%		12/01/2044	$2,232,120

2,000,000	PA Turnpike Commission[1]	5.000		12/01/2030	2,284,480

4,000,000	PA Turnpike Commission[1]	0.000	[5]	12/01/2034	4,322,200

10,000,000	PA Turnpike Commission[1]	0.000	[5]	12/01/2038	10,926,600

2,000,000	PA Turnpike Commission[1]	5.000		12/01/2032	2,232,120

5,000,000	PA Turnpike Commission[1]	0.000	[5]	12/01/2034	5,292,100

1,835,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.500		01/01/2041	2,196,000

2,000,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	5.625		01/01/2032	2,362,820

6,000,000	Philadelphia, PA Airport, Series B1	5.000		06/15/2027	6,406,980

2,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125		03/15/2043	2,720,075

185,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.875		04/01/2034	185,344

20,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.750		04/01/2023	20,042

500,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	6.250		04/01/2042	537,365

450,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	5.875		04/01/2032	477,770

1,000,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	5.750		11/15/2030	1,049,690

500,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	6.375		11/15/2040	538,540

2,040,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.375		06/15/2030	2,149,385

4,000,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.625		06/15/2042	4,211,160

1,000,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)[1]	7.625		12/15/2041	1,134,800

2,115,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)[1]	7.150		12/15/2036	2,342,468

1,500,000	Philadelphia, PA Authority for Industrial Devel. (New Foundation Charter School)	6.625		12/15/2041	1,666,155

1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)[1]	6.250		05/01/2033	1,657,171

1,580,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.125		01/01/2021	1,517,179

3,090,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	7.000		06/15/2043	3,513,732

2,000,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.750		06/15/2033	2,250,400

410,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (GIH/PPAM)[1]	5.125		07/01/2016	415,359

1,785,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Miriam and Robert M. Rieder House)[1]	6.100		07/01/2033	1,789,338

3,000,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)[1]	5.625		07/01/2035	3,053,280

35,000	Philadelphia, PA Gas Works[1]	5.000		09/01/2033	35,126

110,000	Philadelphia, PA Gas Works[1]	5.000		08/01/2032	110,352

6  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Pennsylvania (Continued)

$6,260,000	Philadelphia, PA GO1	6.500%	08/01/2041	$7,515,819

1,005,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250	01/01/2021	1,008,306

250,000	Philadelphia, PA Hsg. Authority[1]	5.000	12/01/2021	253,108

1,000,000	Philadelphia, PA Municipal Authority[1]	6.500	04/01/2034	1,148,540

50,000	Philadelphia, PA Parking Authority	5.125	02/15/2018	50,206

20,000	Philadelphia, PA Parking Authority, Series A	5.250	02/15/2029	20,073

1,000,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625	07/01/2023	1,001,360

1,500,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625	07/01/2028	1,501,650

5,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.500	07/01/2035	5,005

115,000	Philadelphia, PA Redevel. Authority (Multifamily Hsg.)[1]	5.450	02/01/2023	116,493

4,100,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.250	10/01/2032	4,106,724

2,285,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.000	10/01/2023	2,289,113

50,000	Philadelphia, PA Redevel. Authority (Philadelphia Corp. for Aging)[1]	5.250	07/01/2031	50,132

3,335,000	Philadelphia, PA School District[1]	6.000	09/01/2038	3,781,056

45,000	Philadelphia, PA School District[1]	6.000	09/01/2038	52,328

5,000	Philadelphia, PA School District[1]	6.000	09/01/2038	5,814

20,000	Pittsburgh, PA Public Parking Authority[1]	5.000	12/01/2023	20,459

2,830,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)[1]	6.130	01/20/2043	2,969,661

900,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.625	06/01/2042	942,021

2,895,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.875	06/01/2052	3,051,562

55,000	Schuylkill County, PA IDA (Ascension Health Credit Group)	5.000	11/01/2028	55,206

15,000	Schuylkill County, PA IDA (Ascension Health Credit Group)	5.000	11/01/2019	15,059

10,000	Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS Obligated Group)	5.000	11/01/2028	10,037

2,000,000	South Fork, PA Municipal Authority (Conemaugh Health System)[1]	5.500	07/01/2029	2,402,000

6,450,000	Susquehanna, PA Area Regional Airport Authority[1]	6.500	01/01/2038	6,955,745

7,300,000	Washington County, PA Redevel. Authority (Victory Centre)[1]	5.450	07/01/2035	7,431,984

10,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000	03/01/2037	10,215,700

5,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000	03/01/2027	5,272,150

				634,766,107

U.S. Possessions—36.6%
700,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750	09/01/2031	769,384

235,000	Guam Power Authority, Series A	5.000	10/01/2024	278,752

185,000	Guam Power Authority, Series A	5.000	10/01/2023	219,686

7  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

U.S. Possessions (Continued)

$420,000	Guam Power Authority, Series A	5.000%		10/01/2030	$481,505

38,902,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.250	[4]	06/01/2057	751,976

1,500,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.625		06/01/2047	1,216,710

465,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	469,394

855,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	831,385

1,395,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	1,248,748

2,175,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	1,981,468

1,025,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	1,029,305

4,500,000	Puerto Rico Aqueduct & Sewer Authority	6.125		07/01/2024	3,384,315

1,460,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	986,215

810,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	560,585

1,005,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	690,345

3,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125		07/01/2037	1,997,280

69,645,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	69,275,185

379,890,000	Puerto Rico Children’s Trust Fund (TASC)	6.558	[4]	05/15/2050	29,771,979

136,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.325	[4]	05/15/2055	3,810,720

1,817,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[4]	05/15/2057	26,219,310

52,750,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	51,950,837

3,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2041	2,004,480

5,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	3,541,800

7,360,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	4,999,722

9,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	6,080,670

15,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	15,741

2,000,000	Puerto Rico Commonwealth GO	5.000		07/01/2020	1,503,680

11,500,000	Puerto Rico Commonwealth GO	8.000		07/01/2035	9,003,580

790,000	Puerto Rico Commonwealth GO	6.000		07/01/2028	565,055

2,500,000	Puerto Rico Commonwealth GO	5.375		07/01/2033	1,683,775

3,000,000	Puerto Rico Commonwealth GO	5.125		07/01/2028	2,066,670

3,000,000	Puerto Rico Electric Power Authority, Series A8	6.750		07/01/2036	1,819,380

3,325,000	Puerto Rico Electric Power Authority, Series A8	5.000		07/01/2042	2,017,743

4,920,000	Puerto Rico Electric Power Authority, Series A8	5.000		07/01/2029	2,985,850

1,760,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2030	1,068,021

5,540,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2027	3,362,060

1,510,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2025	916,494

1,435,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2024	871,275

3,505,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2031	2,126,834

3,000,000	Puerto Rico Electric Power Authority, Series CCC[8]	5.250		07/01/2027	1,820,610

6,000,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2025	5,999,820

1,450,000	Puerto Rico Electric Power Authority, Series TT8	5.000		07/01/2032	879,918

1,670,000	Puerto Rico Electric Power Authority, Series WW8	5.000		07/01/2028	1,013,473

2,445,000	Puerto Rico Electric Power Authority, Series XX8	5.250		07/01/2040	1,483,504

725,000	Puerto Rico Electric Power Authority, Series ZZ8	5.000		07/01/2022	440,967

1,000,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	745,330

10,000	Puerto Rico Highway & Transportation Authority, Series A	5.000		07/01/2038	6,093

325,000	Puerto Rico Highway & Transportation Authority, Series H	5.000		07/01/2028	198,178

8  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

U.S. Possessions (Continued)

$700,000	Puerto Rico Highway & Transportation Authority, Series N	5.250%		07/01/2039	$509,999

270,000	Puerto Rico Infrastructure	5.000		07/01/2041	139,514

1,750,000	Puerto Rico Infrastructure	6.400	[4]	07/01/2043	235,970

1,400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	837,088

185,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	157,657

200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	181,862

1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	1,037,512

125,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	109,489

360,000	Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)[3]	5.750		06/01/2019	152,989

1,500,000	Puerto Rico Public Buildings Authority	6.500		07/01/2030	1,028,670

1,265,000	Puerto Rico Public Buildings Authority	6.000		07/01/2019	955,581

3,000,000	Puerto Rico Public Buildings Authority	5.750	[9]	07/01/2034	2,393,490

1,000,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	676,590

115,000	Puerto Rico Public Buildings Authority	6.250		07/01/2023	83,215

2,070,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	1,340,387

1,015,000	Puerto Rico Public Buildings Authority, Series D	5.250		07/01/2036	654,594

5,725,000	Puerto Rico Public Finance Corp., Series B	5.500		08/01/2031	2,943,452

7,385,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	4,117,728

30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[4]	08/01/2034	4,110,600

950,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2042	522,643

3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	1,654,020

5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	2,864,400

5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	3,033,800

3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	1,808,010

18,015,000	Puerto Rico Sales Tax Financing Corp., Series C	6.380	[4]	08/01/2038	1,733,764

5,500,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	3,201,440

2,170,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	1,242,520

22,130,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.750		08/01/2057	15,612,494

3,235,000	University of Puerto Rico, Series P	5.000		06/01/2030	1,824,864

1,300,000	University of Puerto Rico, Series Q	5.000		06/01/2030	733,330

17,450,000	V.I. Tobacco Settlement Financing Corp.	6.250	[4]	05/15/2035	2,454,517

7,000,000	V.I. Tobacco Settlement Financing Corp.	7.625	[4]	05/15/2035	574,700

4,150,000	V.I. Tobacco Settlement Financing Corp.	6.875	[4]	05/15/2035	474,387

2,195,000	V.I. Tobacco Settlement Financing Corp.	6.500	[4]	05/15/2035	275,385

2,235,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2031	2,235,022

20,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1,3]	5.000		05/15/2021	20,002

					319,077,492

Total Investments, at Value (Cost $1,057,545,406)—109.5%					953,843,599

Net Other Assets (Liabilities)—(9.5)					(82,415,909)

Net Assets—100.0%					$871,427,690

9  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2015. See Note 3 of the accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

7. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 3 of the accompanying Notes.

8. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 3 of the accompanying Notes.

9. Represents the current interest rate for a variable or increasing rate security.

To simplify the listings of securities, abbreviations are used per the table below:

ARC	Assoc. of Retarded Citizens
BSVHS	Baptist/St. Vincent’s Health System
DOCNHS	Daughters of Charity National Health Systems
EDFA	Economic Devel. Finance Authority
GIH	Germantown Interfaith Housing
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HECR	Hospital Episcopal Cristo Redentor
HEFA	Higher Education Facilities Authority
HESL	Hospital Episcopal San Lucas
IDA	Industrial Devel. Agency
IEP	Iglesia Episcopal Puertorriquena
IRSch	Iron Range School
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
KC	Kidspeace Corporation
KCH	Kidspeace Childrens Hospital
KMAKNC	Kidspeace Mesabi Academy
KNCONM	Kidspeace National Centers of North America
KNCONY	Kidspeace National Centers of New York
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MHH	Mercy Haverford Foundation
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
PPAM	Philadelphia Presbytery Apartments of Morrisville
RITES	Residual Interest Tax Exempt Security
ROLs	Reset Option Longs
RR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest

10  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviation: Continued
TASC	Tobacco Settlement Asset-Backed Bonds
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands
WMHS	Western Maryland Health Systems

11  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

1. Organization

Oppenheimer Rochester Pennsylvania Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

12  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of

13  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$634,766,107	$—	$634,766,107
U.S. Possessions	—	319,077,492	—	319,077,492

Total Assets	$—	$953,843,599	$—	$953,843,599

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

14  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the

15  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate

16  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2015, the Fund’s maximum exposure under such agreements is estimated at $56,610,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2015, municipal bond holdings with a value of $128,220,104 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $78,555,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2015, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

17  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 3,250,000	Berks County, PA Municipal Authority ROLs[3]	20.106%	11/1/31	$5,200,780
7,980,000	Chester County, PA IDA (Water Facilities Authority)[3]	13.745	2/1/41	8,588,076
6,240,000	Delaware County, PA IDA ROLs[3]	13.748	11/1/38	6,591,998
6,970,000	Montgomery County, PA IDA RITES	14.990	8/1/38	9,811,878
8,000,000	PA Commonwealth Financing Authority ROLs	9.340	6/1/32	10,070,240
6,155,000	PA Southcentral General Authority (Hanover Hospital) ROLs[3]	22.177	6/1/29	9,402,132

				$49,665,104

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $78,555,000 as of April 30, 2015.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to

18  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2015, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$12,481,612
Sold securities	195,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2015 is as follows:

Cost	$39,737,908
Market Value	$1,737,341
Market value as % of Net Assets	0.20%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of April 30, 2015, securities with an aggregate market value of $20,806,129, representing 2.39% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Total federal tax cost	$979,983,887[1]

Gross unrealized appreciation	$54,993,987
Gross unrealized depreciation	(158,695,794)

Net unrealized depreciation	$(103,701,807)

19  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Federal Taxes (Continued)

1. The Federal tax cost of securities does not include cost of $77,561,519, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

20  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—112.0%
Alabama—3.9%
$50,050,000	Jefferson County, AL Sewer[1]	0.000%[2]		10/01/2050	$32,048,016
30,000,000	Jefferson County, AL Sewer[1]	7.000		10/01/2051	36,047,700
30,000,000	Jefferson County, AL Sewer[1]	0.000	[2]	10/01/2046	19,529,700
21,895,000	Jefferson County, AL Sewer[1]	0.000	[2]	10/01/2039	14,285,393
20,045,000	Jefferson County, AL Sewer[1]	0.000	[2]	10/01/2046	13,638,016
11,500,000	Jefferson County, AL Sewer[1]	5.500		10/01/2053	12,790,875
59,250,000	Jefferson County, AL Sewer[1]	6.500		10/01/2053	69,052,320
17,500,000	Jefferson County, AL Sewer[1]	0.000	[2]	10/01/2050	11,787,650
					209,179,670

Alaska—0.3%
2,250,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[3]	6.120		08/01/2031	539,797
1,650,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[4]	5.875		12/01/2027	544,500
500,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[4]	6.000		12/01/2036	165,000
31,850,000	AK Northern Tobacco Securitization Corp. (TASC)	6.125	[5]	06/01/2046	1,008,690
20,860,000	AK Northern Tobacco Securitization Corp. (TASC)	6.375	[5]	06/01/2046	628,512
10,350,000	Koyukuk, AK (Tanana Chiefs Conference Health Care Facility)[1]	7.750		10/01/2041	11,799,621
					14,686,120

Arizona—1.5%
4,404,000	Buckeye, AZ Watson Road Community Facilities District	6.000		07/01/2030	4,470,060
7,948,000	East San Luis, AZ Community Facilities District Special Assessment (Area One)[4]	6.375		01/01/2028	5,402,415
4,275,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)[4]	8.500		01/01/2028	776,511
335,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125		07/15/2027	353,311
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200		07/15/2032	527,095
305,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450		07/15/2021	306,568
810,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625		07/15/2025	813,143
900,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800		07/15/2030	903,348
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900		07/15/2022	1,081,178
4,014,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.750		07/01/2032	4,088,620
578,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.000		07/01/2017	603,235
1,224,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.375		07/01/2022	1,259,998

1 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$1,000,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750%	10/01/2031	$1,000,920
1,870,000	Maricopa County, AZ IDA (Immanuel Campus Care)[4]	8.500	04/20/2041	747,719
329,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.250	07/01/2024	331,369
286,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.250	07/01/2024	289,850
698,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.300	07/01/2030	702,467
1,125,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	1,134,968
350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.350	07/15/2031	352,485
420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.300	07/15/2025	424,208
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	1,668,777
1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.875	11/01/2037	1,042,713
1,235,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,249,338
3,700,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.375	06/01/2036	3,724,938
1,250,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.250	06/01/2026	1,257,850
3,000,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125	07/01/2041	3,003,180
5,730,000	Pima County, AZ IDA (P.L.C. Charter Schools)	7.500	04/01/2041	6,515,870
1,500,000	Pima County, AZ IDA (P.L.C. Charter Schools)[1]	6.750	04/01/2036	1,516,605
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875	06/01/2022	255,165
550,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000	06/01/2036	557,315
1,600,000	Pima County, AZ IDA (Sonoran Science Academy)	5.670	12/01/2027	1,602,912
1,960,000	Pima County, AZ IDA (Sonoran Science Academy)	5.750	12/01/2037	1,957,432
8,890,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	6.550	12/01/2037	9,080,513
2,215,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.600	12/01/2022	2,262,423
11,100,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.750	12/01/2032	11,310,678
1,005,000	Pinal County, AZ IDA (San Manuel Facility)[1]	6.250	06/01/2026	1,033,753
1,089,000	Prescott Valley, AZ Southside Community Facilities District No. 1	7.250	07/01/2032	797,965
1,500,000	Quail Creek, AZ Community Facilities District[1]	5.550	07/15/2030	1,513,335
265,000	Show Low Bluff, AZ Community Facilities District	5.600	07/01/2031	262,896
75,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200	07/01/2017	77,196
1,000,000	Tartesso West, AZ Community Facilities District[1]	5.900	07/15/2032	1,036,480
695,000	Tempe, AZ IDA (Tempe Life Care Village)	6.000	12/01/2032	755,882

2 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Arizona (Continued)
$1,550,000	Tempe, AZ IDA (Tempe Life Care Village)	6.250%		12/01/2042	$1,690,151
125,000	Tucson, AZ IDA (Joint Single Family Mtg.)	5.000		01/01/2039	126,191
1,800,000	Verrado, AZ Community Facilities District No. 1	6.000		07/15/2027	1,994,580
610,000	Verrado, AZ Community Facilities District No. 1	6.000		07/15/2033	668,023
675,000	Verrado, AZ Community Facilities District No. 1	5.700		07/15/2029	729,324
					83,260,953

Arkansas—0.1%
5,645,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[4]	6.250		02/01/2038	3,393,379

California—14.4%
2,500,000	Adelanto, CA Public Utility Authority[1]	6.750		07/01/2039	2,874,625
750,000	Alhambra, CA (Atherton Baptist Homes)	7.625		01/01/2040	805,680
3,905,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.250		09/01/2040	4,055,772
1,055,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000		09/01/2030	1,096,282
370,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000		09/01/2028	384,582
11,600,000	Anaheim, CA Public Financing Authority[1]	5.000		05/01/2046	13,048,144
100,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.750		05/01/2034	100,129
210,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1,6]	6.200		05/01/2031	210,376
5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)[1]	7.375		09/01/2039	6,089,545
127,310,000	CA County Tobacco Securitization Agency	6.489	[5]	06/01/2046	9,774,862
246,760,000	CA County Tobacco Securitization Agency	7.477	[5]	06/01/2055	1,742,126
107,400,000	CA County Tobacco Securitization Agency	6.619	[5]	06/01/2050	2,061,006
33,920,000	CA County Tobacco Securitization Agency	6.650	[5]	06/01/2046	995,213
8,770,000	CA County Tobacco Securitization Agency	8.150	[5]	06/01/2033	2,500,502
215,100,000	CA County Tobacco Securitization Agency	7.000	[5]	06/01/2055	2,331,684
15,015,000	CA County Tobacco Securitization Agency (TASC)	1.456		06/01/2036	13,961,998
36,000,000	CA County Tobacco Securitization Agency (TASC)	5.650		06/01/2041	32,384,880
19,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	13,589,940
57,000,000	CA County Tobacco Securitization Agency (TASC)	6.400	[5]	06/01/2046	2,765,070
58,530,000	CA County Tobacco Securitization Agency (TASC)	5.700		06/01/2046	52,365,620
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2038	5,000,750
2,630,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	2,630,263
1,290,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	1,290,013
7,285,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	7,286,093

3 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$520,920,000	CA County Tobacco Securitization Agency (TASC)	6.669%[5]		06/01/2050	$30,234,197
5,500,000	CA County Tobacco Securitization Agency (TASC)	5.450		06/01/2028	5,391,925
4,625,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	4,625,555
255,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2045	211,364
9,125,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	10,555,891
3,985,000	CA GO7	5.050		12/01/2036	3,990,113
340,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[5]	06/01/2047	10,132,000
133,715,000	CA Golden State Tobacco Securitization Corp. (TASC)[7]	5.750		06/01/2047	116,250,390
22,400,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2033	18,876,032
54,315,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.750		06/01/2047	47,220,918
7,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.300		06/01/2037	5,856,970
30,420,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[7]	5.750		07/01/2039	35,171,908
11,095,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center Obligated Group)[7]	5.000		11/15/2042	11,660,157
1,835,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250		07/15/2050	2,041,841
10,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium)[7]	5.000		05/15/2040	10,914,500
750,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500		11/01/2039	924,847
380,000	CA Public Works[1]	6.625		11/01/2034	381,623
25,800,000	CA Silicon Valley Tobacco Securitization Authority	8.590	[5]	06/01/2041	3,856,842
13,505,000	CA Silicon Valley Tobacco Securitization Authority	9.002	[5]	06/01/2047	907,401
43,890,000	CA Silicon Valley Tobacco Securitization Authority	8.435	[5]	06/01/2056	390,621
160,600,000	CA Silicon Valley Tobacco Securitization Authority	8.147	[5]	06/01/2056	1,390,796
70,785,000	CA Silicon Valley Tobacco Securitization Authority	8.994	[5]	06/01/2036	16,190,653
1,730,000	CA Statewide CDA (Albert Einstein Academy)	6.250		11/01/2042	1,806,725
1,145,000	CA Statewide CDA (Albert Einstein Academy)	6.000		11/01/2032	1,189,071
10,000	CA Statewide CDA (Escrow Term)[1]	6.750		09/01/2037	10,020
2,019,578	CA Statewide CDA (Microgy Holdings)[4]	9.000		12/01/2038	20
8,015,000	CA Statewide CDA (Yucaipa Valley Water Reservoir)	6.000		09/02/2044	7,986,787
200,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.600		09/01/2020	206,484

4 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$555,300,000	CA Statewide Financing Authority Tobacco Settlement	7.071%[5]		06/01/2055	$5,092,101
4,515,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2037	4,515,677
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	100,008
965,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	965,154
2,500,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)[1]	7.250		08/01/2033	3,130,525
10,465,000	Cerritos, CA Community College District[7]	5.250		08/01/2033	12,301,462
165,000	Chino, CA Community Facilities District Special Tax[1]	5.000		09/01/2026	167,544
1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	1,633,378
820,000	Elsinore Valley, CA Municipal Water District Community Facilities District No. 2004-1[1]	6.625		09/01/2040	851,964
377,795,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.626	[5]	06/01/2057	3,638,166
1,000,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[5]	06/01/2057	9,160,000
80,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[5]	06/01/2047	3,053,600
400,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2028	417,264
310,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2030	323,249
500,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2032	521,200
350,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2031	364,892
350,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2029	365,036
1,280,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000		09/01/2033	1,290,458
3,250,000	Los Alamitos, CA Unified School District COP	0.000	[2]	08/01/2042	2,400,092
1,625,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750		09/01/2040	1,684,215
31,940,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[7]	5.375		05/15/2030	35,339,694
5,000,000	Los Angeles, CA Dept. of Water & Power[7]	5.000		07/01/2034	5,592,000
10,625,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)	9.250		08/01/2024	10,685,456
26,875,000	Los Angeles, CA Unified School District[7]	5.000		07/01/2030	27,093,174
200,000	Maywood, CA Public Financing Authority[1]	7.000		09/01/2038	201,174
25,000,000	Northern CA Tobacco Securitization Authority (TASC)	5.375		06/01/2038	21,103,250
115,975,000	Northern CA Tobacco Securitization Authority (TASC)	6.375	[5]	06/01/2045	3,094,213
14,440,000	Paramount, CA Unified School District[1]	0.000	[2]	08/01/2045	11,342,476
45,000	Placer County, CA Improvement Bond Act 1915[1]	6.500		09/02/2030	45,234
21,711,000	River Rock, CA Entertainment Authority[3]	8.000		11/01/2018	2,062,762
1,750,000	Riverside County, CA Redevel. Agency[1]	7.125		10/01/2042	2,203,267
100,000	Sacramento County, CA Special Tax Community Facilities District No. 2004-1 (McClellan Park)	6.000		09/01/2031	100,309

5 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$325,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.625%		09/01/2034	$336,850
2,000,000	San Buenaventura, CA Community Memorial Health Systems[1]	8.000		12/01/2031	2,542,080
1,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000		08/01/2041	1,210,670
750,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750		08/01/2041	912,765
6,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750		06/01/2026	7,047,300
78,990,000	Silicon Valley CA Tobacco Securitization Authority	8.865	[5]	06/01/2047	5,307,338
143,080,000	Southern CA Tobacco Securitization Authority	7.100	[5]	06/01/2046	2,844,430
195,570,000	Southern CA Tobacco Securitization Authority	6.383	[5]	06/01/2046	4,832,535
18,690,000	Southern CA Tobacco Securitization Authority	5.125		06/01/2046	15,732,121
41,325,000	Southern CA Tobacco Securitization Authority	6.400	[5]	06/01/2046	883,529
1,000,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	856,000
12,115,000	Stockton, CA Unified School District	5.920	[5]	08/01/2038	4,634,593
14,735,000	Stockton, CA Unified School District	5.950	[5]	08/01/2041	4,929,447
6,245,000	Stockton, CA Unified School District	6.000	[5]	08/01/2037	2,487,134
17,145,000	Stockton, CA Unified School District	5.950	[5]	08/01/2043	5,249,285
1,335,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.875		06/01/2035	1,498,084
1,425,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	6.000		06/01/2045	1,604,351
4,615,000	Tustin, CA Community Facilities District Special Tax (Legacy/Columbus)[1]	6.000		09/01/2036	4,862,964
200,000	Upland, CA Community Facilities District (San Antonio)[1]	6.100		09/01/2034	204,002
3,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.500		09/01/2042	4,472,965
7,000,000	West Sacramento, CA Special Tax Community Facilities District No. 27[1]	7.000		09/01/2040	7,452,130
					778,460,373

Colorado—4.3%
960,000	CO Andonea Metropolitan District No. 2[3]	6.125		12/01/2025	548,429
2,380,000	CO Andonea Metropolitan District No. 3[3]	6.250		12/01/2035	1,336,917
14,000,000	CO Arista Metropolitan District	9.250		12/01/2037	7,795,760
3,000,000	CO Beacon Point Metropolitan District[1]	6.125		12/01/2025	3,012,900
3,500,000	CO Beacon Point Metropolitan District[1]	6.250		12/01/2035	3,511,935
1,000,000	CO Confluence Metropolitan District	5.400		12/01/2027	813,850
1,025,000	CO Country Club Highlands Metropolitan District[3]	7.250		12/01/2037	417,708
1,500,000	CO Crystal Crossing Metropolitan District[3]	6.000		12/01/2036	925,305
1,213,000	CO Elbert and Highway 86 Metropolitan District	5.750		12/01/2036	868,120
4,475,000	CO Elbert and Highway 86 Metropolitan District[3]	7.500		12/01/2032	1,993,389
2,251,000	CO Elkhorn Ranch Metropolitan District	6.375		12/01/2035	1,649,173

6 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Colorado (Continued)
$1,790,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250%		12/01/2040	$1,990,820
14,350,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System)[7]	5.000		01/01/2044	15,969,685
1,030,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)[1]	5.300		07/01/2037	1,008,226
5,080,000	CO High Plains Metropolitan District[3]	6.125		12/01/2025	2,902,001
10,875,000	CO High Plains Metropolitan District[3]	6.250		12/01/2035	6,108,814
473,000	CO Horse Creek Metropolitan District[1]	5.750		12/01/2036	403,899
1,697,000	CO Huntington Trails Metropolitan District[1]	8.250		12/01/2037	1,738,067
500,000	CO Huntington Trails Metropolitan District[1]	6.250		12/01/2036	502,280
2,500,000	CO International Center Metropolitan District No. 3[1]	6.500		12/01/2035	2,192,425
1,069,000	CO Liberty Ranch Metropolitan District	6.250		12/01/2036	919,992
1,875,000	CO Madre Metropolitan District No. 2	5.500		12/01/2036	1,467,075
3,000,000	CO Murphy Creek Metropolitan District No. 3[3]	6.000		12/01/2026	1,480,230
10,060,000	CO Murphy Creek Metropolitan District No. 3[3]	6.125		12/01/2035	4,912,700
2,275,000	CO Neu Towne Metropolitan District[3]	7.250		12/01/2034	603,990
1,290,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2018	1,326,481
1,000,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2037	1,012,860
4,500,000	CO Northwest Metropolitan District No. 3[1]	6.125		12/01/2025	4,419,135
7,855,000	CO Northwest Metropolitan District No. 3[1]	6.250		12/01/2035	7,493,827
12,585,000	CO Park Valley Water and Sanitation Metropolitan District	6.000	[5]	12/15/2017	4,654,814
290,000	CO Potomac Farms Metropolitan District	7.625		12/01/2023	262,795
1,590,000	CO Potomac Farms Metropolitan District	7.250		12/01/2037	1,200,911
915,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	940,291
2,253,000	CO Regency Metropolitan District[3]	5.750		12/01/2036	1,801,341
500,000	CO Silver Peaks Metropolitan District	5.750		12/01/2036	337,045
1,720,000	CO Sorrell Ranch Metropolitan District[4]	6.750		12/15/2036	853,619
4,950,000	CO Sorrell Ranch Metropolitan District	5.750		12/01/2036	4,025,786
2,500,000	CO STC Metropolitan District No. 2	6.000		12/01/2038	2,402,425
1,260,000	CO Stoneridge Metropolitan District[1]	5.625		12/01/2036	1,279,039
8,000,000	CO Talon Pointe Metropolitan District[4]	8.000		12/01/2039	803,600
655,000	CO Todd Creek Farms Metropolitan District No. 1[4]	6.125		12/01/2019	438,843
4,390,000	CO Traditions Metropolitan District No. 2 CAB	8.500	[2]	12/15/2037	4,293,157
500,000	CO Wheatlands Metropolitan District[1]	6.000		12/01/2025	501,450
4,000,000	CO Wheatlands Metropolitan District No. 2	8.250		12/15/2035	4,018,880
892,000	CO Wyndham Hill Metropolitan District[1]	6.375		12/01/2035	873,437
500,000	CO Wyndham Hill Metropolitan District[1]	6.250		12/01/2025	494,940
17,120,000	Colorado Springs, CO Urban Renewal (University Village Colorado)	7.000		12/01/2029	13,681,619
3,415,000	Cundall Farms, CO Metropolitan District	6.875		12/01/2044	3,444,574
13,300,000	Denver, CO City & County Airport SPEARS[1]	0.400	[8]	11/15/2032	13,300,000
31,350,000	Denver, CO City & County Airport Special Facilities (United Air Lines)	5.750		10/01/2032	33,380,540
35,375,000	Denver, CO City & County Airport Special Facilities (United Air Lines)	5.250		10/01/2032	37,108,375

7 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Colorado (Continued)
$1,700,000	Denver, CO International Business Center Metropolitan District No. 1[1]	5.375%		12/01/2035	$1,798,481
950,000	Denver, CO International Business Center Metropolitan District No. 1[1]	5.000		12/01/2030	1,002,943
2,065,000	Hawthorn, CO Metropolitan District No. 2	6.375		12/01/2044	2,083,131
740,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125		12/01/2034	817,944
295,000	Tallyns Reach CO Metropolitan District No. 3	5.000		12/01/2033	303,160
685,000	Tallyns Reach CO Metropolitan District No. 3	5.125		11/01/2038	704,577
5,468,763	Woodmen Heights, CO Metropolitan District No. 1	6.000		12/01/2041	5,285,395
20,183,519	Woodmen Heights, CO Metropolitan District No. 1	0.000	[2]	12/15/2041	10,128,695
					231,547,800

Connecticut—0.1%
2,350,000	CT H&EFA (ECHNS/MMH/RGH/TCntyHC Obligated Group)[1]	6.000		07/01/2025	2,400,572
470,000	Georgetown, CT Special Taxing District[4]	5.125		10/01/2036	187,469
10,719,181	Mashantucket Western Pequot Tribe CT	4.000		07/01/2031	844,135
					3,432,176

Delaware—0.1%
1,300,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450		07/01/2035	1,301,274
7,539,000	Millsboro, DE Special Obligation (Plantation Lakes)	5.450		07/01/2036	5,818,374
					7,119,648

District of Columbia—1.9%
10,000,000	District of Columbia (Howard University)[1]	6.250		10/01/2032	11,281,800
25,610,000	District of Columbia (Howard University)[1]	6.500		10/01/2041	29,448,427
5,000,000	District of Columbia (National Public Radio)[7]	5.000		04/01/2035	5,576,850
3,200,000	District of Columbia Center for Strategic & International Studies[1]	6.375		03/01/2031	3,502,144
2,000,000	District of Columbia Center for Strategic & International Studies[1]	6.625		03/01/2041	2,209,920
35,000	District of Columbia Tobacco Settlement Financing Corp.	6.250		05/15/2024	35,004
32,680,000	District of Columbia Tobacco Settlement Financing Corp.	6.750		05/15/2040	32,683,921
1,375,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.897	[5]	06/15/2055	13,770,557
1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.251	[5]	06/15/2055	6,720,350
					105,228,973

Florida—11.0%
300,000	Aberdeen, FL Community Devel. District[4]	5.500		11/01/2011	255,105
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000		10/01/2046	1,249,490

8 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000%	10/01/2042	$1,251,810
750,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000	10/01/2032	943,245
8,000,000	Alachua County, FL Industrial Devel. Revenue (North Florida Retirement Village)	5.875	11/15/2042	8,163,520
4,710,000	Amelia Concourse, FL Community Devel. District[4]	5.750	05/01/2038	1,833,179
120,000	Arborwood, FL Community Devel. District (Centex Homes)[1,6]	5.250	05/01/2016	119,309
13,820,000	Arlington Ridge, FL Community Devel. District[3]	5.500	05/01/2036	5,422,001
1,045,000	Avignon Villages, FL Community Devel. District[4]	5.300	05/01/2014	136,425
755,000	Avignon Villages, FL Community Devel. District[4]	5.400	05/01/2037	98,565
14,970,000	Baker, FL Correctional Devel. Corp. (Detention Center)	7.500	02/01/2030	9,352,807
225,000	Bayshore, FL Hsg. Corp.[4]	8.000	12/01/2016	100,114
3,075,000	Baywinds, FL Community Devel. District[6]	7.020	05/01/2022	3,078,505
7,815,000	Baywinds, FL Community Devel. District[1,6]	5.250	05/01/2037	7,837,742
7,555,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)	6.000	10/01/2042	7,965,539
8,150,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1,6]	7.375	05/01/2034	8,153,830
5,355,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.500	05/01/2034	5,358,052
3,575,000	Boynton Village, FL Community Devel. District Special Assessment[6]	6.000	05/01/2038	3,615,469
300,000	Broward County, FL HFA (Single Family)	5.000	10/01/2039	300,537
5,845,000	Buckeye Park, FL Community Devel. District[4]	7.875	05/01/2038	2,366,290
25,465,000	CFM, FL Community Devel. District, Series A4	6.250	05/01/2035	10,830,010
8,510,000	Chapel Creek, FL Community Devel. District Special Assessment[4]	5.500	05/01/2038	5,066,599
26,530,000	Clearwater Cay, FL Community Devel. District[4]	5.500	05/01/2037	10,009,238
1,690,000	Creekside, FL Community Devel. District[4]	5.200	05/01/2038	762,443
1,255,000	Crosscreek, FL Community Devel. District[4]	5.600	05/01/2039	535,571
2,625,000	Crosscreek, FL Community Devel. District[4]	5.500	05/01/2017	1,119,142
5,900,000	Cypress Creek of Hillsborough County, FL Community Devel. District[6]	5.350	05/01/2037	5,910,915
55,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	55,062
45,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650	09/01/2017	45,133
1,200,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	1,200,288
7,745,000	Deer Run, FL Community Devel. District Special Assessment[4]	7.625	05/01/2039	4,569,627
1,940,000	Durbin Crossing, FL Community Devel. District Special Assessment[3]	5.250	11/01/2015	1,164,000
12,500,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	8.260	07/15/2038	4,999,125
6,718,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	7.000	07/15/2032	2,686,730

9 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$20,000	FL HFA (Spinnaker Cove Apartments)[1]	6.500%		07/01/2036	$20,050
95,000	FL HFA (Stoddert Arms Apartments)[1]	6.250		09/01/2026	95,124
4,725,000	FL HFC (Westchase Apartments)	6.610		07/01/2038	4,223,772
30,000	FL HFC (Westwood Apartments)[1]	5.400		02/01/2039	30,025
3,400,000	FL Lake Ashton II Community Devel. District[1]	5.375		05/01/2036	2,885,580
2,048,132	Forest Creek, FL Community Devel. District[6]	5.450		05/01/2036	2,048,296
1,315,000	Forest Creek, FL Community Devel. District[1]	5.450		05/01/2036	1,315,473
7,660,000	Glades, FL Correctional Devel. Corp. (Glades County Detention)[3]	7.375		03/01/2030	1,684,511
3,065,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[1,6]	5.500		05/01/2038	2,978,567
1,850,000	Harbor Bay, FL Community Devel. District[1,6]	6.750		05/01/2034	1,856,993
16,240,000	Heritage Harbour North, FL Community Devel. District[1,6]	6.375		05/01/2038	17,181,758
1,910,000	Heritage Plantation, FL Community Devel. District[4]	5.100		11/01/2013	592,100
3,480,000	Heritage Plantation, FL Community Devel. District[3]	5.400		05/01/2037	1,078,765
845,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A4	5.500		05/01/2036	335,761
10,000,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[7]	5.250		11/15/2036	10,696,400
13,500,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[7]	5.125		11/15/2032	14,440,140
4,720,000	Highlands, FL Community Devel. District	5.550		05/01/2036	3,495,868
5,480,000	Indigo, FL Community Devel. District[3]	5.750		05/01/2036	3,334,416
2,000,000	Lakeside Landings, FL Devel. District[4]	5.250		05/01/2013	799,860
1,425,000	Lakeside Landings, FL Devel. District[4]	5.500		05/01/2038	569,886
8,115,000	Lakewood Ranch, FL Stewardship District[1,6]	5.500		05/01/2036	8,104,937
15,360,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1,6]	5.400		05/01/2037	15,382,272
8,835,000	Lee, FL Memorial Health System (Lee Memorial Hospital/Cape Memorial Hospital Obligated Group) SPEARS[1]	0.380	[8]	04/01/2037	8,835,000
3,800,000	Legends Bay, FL Community Devel. District[6]	5.875		05/01/2038	3,762,646
100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)[1]	6.750		09/01/2028	100,000
1,275,000	Liberty County, FL Revenue (Twin Oaks)[4]	8.250		07/01/2028	283,853
1,180,000	Madison County, FL Mtg. (Twin Oaks)	6.000		07/01/2025	751,802
5,360,000	Magnolia Creek, FL Community Devel. District[4]	5.900		05/01/2039	1,852,898
5,000,000	Magnolia Creek, FL Community Devel. District[4]	5.600		05/01/2014	1,727,400
2,805,000	Magnolia West, FL Community Devel. District Special Assessment[3]	5.350		05/01/2037	2,033,821
2,600,000	Main Street, FL Community Devel. District[6]	6.800		05/01/2038	2,632,500
975,000	Miami-Dade County, FL HFA (Homeownership Mtg.)	5.450		10/01/2038	974,961
4,000,000	Miami-Dade County, FL School Board[1]	5.000		05/01/2031	4,593,680
5,455,000	Miami-Dade County, FL School Board[1]	5.000		05/01/2032	6,135,675
50,000,000	Miami-Dade County, FL School Board COP[7]	5.375		02/01/2034	55,030,000
10,000,000	Miami-Dade County, FL School Board COP[7]	5.250		02/01/2027	10,933,300
10,000,000	Miami-Dade County, FL School Board COP[7]	5.000		02/01/2027	10,844,600

10 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$12,430,000	Montecito, FL Community Devel. District[4]	5.100%	05/01/2013	$8,083,850
5,525,000	Montecito, FL Community Devel. District[3]	5.500	05/01/2037	3,593,128
580,000	Moody River, FL Estates Community Devel. District[1,6]	5.350	05/01/2036	482,734
10,425,000	Nassau County, FL (Nassau Care Centers)	6.900	01/01/2038	10,727,116
4,345,000	Naturewalk, FL Community Devel. District[3]	5.500	05/01/2038	2,389,750
3,640,000	Naturewalk, FL Community Devel. District[3]	5.300	05/01/2016	2,002,000
750,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	774,217
5,000	Orange County, FL HFA (Park Avenue Villas)[1]	5.250	09/01/2031	5,005
3,750,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[4]	7.000	07/01/2036	1,124,925
3,000,000	Palm Beach County, FL Health Facilities Authority (Sinai Residences Boca Raton)[1]	7.500	06/01/2049	3,426,900
5,115,000	Palm Beach County, FL School Board[1]	5.000	08/01/2029	5,909,257
10,660,000	Palm Beach County, FL School Board[1]	5.000	08/01/2031	12,195,040
12,555,000	Palm Coast Park, FL Community Devel. District Special Assessment[6]	5.700	05/01/2037	10,588,134
6,105,000	Palm Glades, FL Community Devel. District Special Assessment[1,6]	7.125	05/01/2039	6,273,803
1,565,000	Palm River, FL Community Devel. District[4]	5.375	05/01/2036	617,659
1,850,000	Palm River, FL Community Devel. District[4]	5.150	05/01/2013	729,011
1,495,000	Parkway Center, FL Community Devel. District, Series A1	6.300	05/01/2034	1,439,012
5,720,000	Pine Ridge Plantation, FL Community Devel. District[6]	5.400	05/01/2037	5,041,150
2,250,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	7.125	09/15/2041	2,485,485
4,500,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1,6]	5.650	05/01/2037	4,506,705
25,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.200	03/01/2037	25,107
1,805,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000	05/01/2037	1,848,248
625,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350	07/01/2027	599,581
9,900,000	Portico, FL Community Devel. District[6]	5.450	05/01/2037	8,528,850
3,005,000	Portofino Cove, FL Community Devel. District Special Assessment[4]	5.500	05/01/2038	1,180,274
5,905,000	Portofino Isles, FL Community Devel. District (Portofino Court)[4]	5.600	05/01/2036	1,181,768
1,955,000	Portofino Landings, FL Community Devel. District Special Assessment[4]	5.400	05/01/2038	767,807
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[4]	5.200	05/01/2017	392,430
2,470,000	Portofino Vista, FL Community Devel. District[4]	5.000	05/01/2013	968,635
2,490,000	Quarry, FL Community Devel. District[1,6]	5.500	05/01/2036	2,489,925
420,000	Renaissance Commons, FL Community Devel. District, Series A1,6	5.600	05/01/2036	369,176
7,200,000	Reunion East, FL Community Devel. District[3]	5.800	05/01/2036	4,680,576
6,930,000	Reunion East, FL Community Devel. District	7.375	05/01/2033	6,972,412
3,070,000	Reunion East, FL Community Devel. District[3]	7.375	05/01/2033	1,995,807

11 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$140,000	Ridgewood Trails, FL Community Devel. District[1]	5.650%		05/01/2038	$69,593
5,150,000	River Bend, FL Community Devel. District[4]	7.125		11/01/2015	662,548
8,170,000	River Bend, FL Community Devel. District	5.450		05/01/2035	7,094,093
7,890,000	River Glen, FL Community Devel. District Special Assessment[4]	5.450		05/01/2038	3,147,084
175,288	Santa Rosa Bay, FL Bridge Authority	6.250		07/01/2028	113,401
1,895,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500		07/01/2040	2,076,162
4,185,000	Seminole County, FL IDA (Progressive Health)[1]	7.500		03/01/2035	4,242,083
8,750,000	South Bay, FL Community Devel. District[3]	0.000	[2]	05/01/2036	6,781,950
3,240,000	South Bay, FL Community Devel. District[3]	0.000	[2]	05/01/2025	2,527,459
7,035,000	South Bay, FL Community Devel. District[1]	5.125		05/01/2020	6,472,763
5,110,000	South Bay, FL Community Devel. District[4]	5.950		05/01/2036	1,277,449
7,620,000	South Bay, FL Community Devel. District[1,6]	5.950		05/01/2036	7,574,813
3,930,000	South Fork East, FL Community Devel. District[6]	6.500	[2]	05/01/2038	2,659,942
1,005,000	South Fork, FL Community Devel. District Special Assessment[1]	6.150		05/01/2033	1,013,321
860,333	St. Johns County, FL IDA (Glenmoor)[3]	2.500		01/01/2049	9
2,325,000	St. Johns County, FL IDA (Glenmoor)[4]	1.344	[8]	01/01/2049	814,262
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000		08/01/2045	3,931,480
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	5.875		08/01/2040	3,903,480
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250		10/01/2041	882,080
2,475,000	St. John’s Forest, FL Community Devel. District, Series A1,6	6.125		05/01/2034	2,476,757
1,000,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)	8.375		07/01/2036	1,017,090
795,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)	8.750		07/01/2046	812,140
16,765,000	Tern Bay, FL Community Devel. District[4]	5.000		05/01/2015	4,087,978
19,075,000	Tern Bay, FL Community Devel. District[4]	5.375		05/01/2037	4,654,300
2,475,000	Town Center, FL at Palm Coast Community Devel. District[1,6]	6.000		05/01/2036	2,369,763
4,950,000	Treeline, FL Preservation Community Devel. District[3]	6.800		05/01/2039	1,980,842
635,000	Turnbull Creek, FL Community Devel. District Special Assessment[1,6]	5.250		05/01/2037	591,153
9,395,000	Verandah East, FL Community Devel. District[1,6]	5.400		05/01/2037	9,395,940
1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[4]	5.550		05/01/2039	695,889
8,340,000	Villages of Westport, FL Community Devel. District[3,9]	5.700		05/01/2035	4,181,259
1,955,000	Villages of Westport, FL Community Devel. District[3,9]	5.400		05/01/2020	980,120
4,395,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.125		05/01/2013	1,291,954
3,350,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.500		05/01/2037	985,939
3,190,000	Waterlefe, FL Community Devel. District Golf Course[4]	8.125		10/01/2025	218,164
6,780,000	Waters Edge, FL Community Devel. District[6]	0.000	[2]	05/01/2039	5,668,351

12 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$136,000	Waters Edge, FL Community Devel. District[6]	5.350%		05/01/2039	$136,539
14,800,000	Waterstone, FL Community Devel. District[4]	5.500		05/01/2018	5,872,344
18,550,000	West Villages, FL Improvement District[4]	5.800		05/01/2036	11,043,743
19,100,000	West Villages, FL Improvement District[6]	5.500		05/01/2038	19,211,544
1,215,000	West Villages, FL Improvement District	5.350		05/01/2015	933,448
14,925,000	Westridge, FL Community Devel. District[4]	5.800		05/01/2037	5,623,740
16,790,000	Westside, FL Community Devel. District[4]	7.200		05/01/2038	8,527,137
11,210,000	Westside, FL Community Devel. District[3]	5.650		05/01/2037	5,610,157
7,420,000	Wyld Palms, FL Community Devel. District[4]	5.400		05/01/2015	2,268,739
4,340,000	Wyld Palms, FL Community Devel. District[4]	5.500		05/01/2038	1,328,257
3,830,000	Zephyr Ridge, FL Community Devel. District[4]	5.250		05/01/2013	1,508,101
2,665,000	Zephyr Ridge, FL Community Devel. District[4]	5.625		05/01/2037	1,050,836
					594,359,780

Georgia—1.4%
725,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500		01/01/2031	849,359
4,100,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500		01/01/2031	4,803,273
350,000	East Point, GA (Camp Creek), Series B1	8.000		02/01/2026	350,956
10,625,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[4]	6.250		11/01/2043	6,374,469
1,380,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[4]	6.000		11/01/2032	827,931
1,435,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[4]	5.750		11/01/2025	860,928
31,945,000	Fulton County, GA Devel. Authority (Piedmont Healthcare)[7]	5.000		06/15/2029	35,187,712
13,730,000	Fulton County, GA Devel. Authority (Piedmont Healthcare/Piedmont Hospital/Piedmont Hospital Foundation Obligated Group)[7]	5.250		06/15/2037	15,121,371
2,250,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.252	[5]	06/01/2024	1,332,675
9,100,000	GA Road & Tollway Authority (I-75 S Express Lanes)	0.000	[2]	06/01/2049	4,970,238
3,750,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.751	[5]	06/01/2034	1,128,450
2,000,000	Marietta, GA Devel. Authority (University Facilities)[1]	7.000		06/15/2039	2,117,080
					73,924,442

Hawaii—0.1%
405,000	HI Dept. of Transportation (Continental Airlines)	5.625		11/15/2027	405,445
275,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.375		07/01/2032	275,578
2,540,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.300		07/01/2022	2,547,010
					3,228,033

Idaho—0.1%
1,500,000	ID Health Facilities Authority (St. Luke’s Health System) Floaters[1]	0.310	[8]	03/01/2020	1,500,000
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.350		01/01/2025	5,008

13 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Idaho (Continued)
$1,600,000	Nampa, ID Local Improvement District No. 148	6.625%		09/01/2030	$1,644,912
					3,149,920

Illinois—7.1%
600,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)	5.625		01/01/2018	599,598
30,685,000	Caseyville, IL Tax (Forest Lakes)[3]	7.000		12/30/2022	1,428,387
32,500,000	Chicago, IL GO7	5.250		01/01/2033	32,553,625
35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)[1]	6.125		02/20/2042	35,054
10,000	Chicago, IL O’Hare International Airport (General Airport)	5.250		01/01/2034	10,035
5,000,000	Chicago, IL O’Hare International Airport SPEARS[1]	0.380	[8]	01/01/2033	5,000,000
7,500,000	Cook County, IL GO SPEARS	0.210	[8]	11/15/2025	7,500,000
10,032,000	Cortland, IL Special Tax (Sheaffer System)[3]	5.500		03/01/2017	2,006,400
1,175,000	Country Club Hills, IL GO1	5.000		12/01/2031	1,209,522
2,425,000	Country Club Hills, IL GO1	5.000		12/01/2032	2,492,051
1,120,000	Country Club Hills, IL GO1	5.000		12/01/2030	1,152,906
965,000	Country Club Hills, IL GO1	5.000		12/01/2027	993,120
915,000	Country Club Hills, IL GO1	5.000		12/01/2026	940,748
1,010,000	Country Club Hills, IL GO1	5.000		12/01/2028	1,039,926
1,060,000	Country Club Hills, IL GO1	5.000		12/01/2029	1,091,408
653,000	Deerfield, IL (Chicagoland Conservative Jewish High School Foundation)	6.000		10/01/2042	633,338
1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625		03/01/2036	1,006,540
1,585,000	Franklin Park, IL GO1	6.250		07/01/2030	1,914,743
2,380,519	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375		03/01/2034	2,018,966
1,800,000	Harvey, IL GO	5.625		12/01/2032	1,460,340
6,165,000	Harvey, IL GO	5.500		12/01/2027	5,068,555
10,575,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)[1]	6.500		12/01/2037	10,915,832
685,000	IL Finance Authority (Advocate Health Care)[1]	5.375		04/01/2044	756,726
11,000,000	IL Finance Authority (Advocate Health Care)[7]	5.375		04/01/2044	12,151,810
20,000,000	IL Finance Authority (Advocate Health Care)[7]	5.500		04/01/2044	22,258,000
41,175,000	IL Finance Authority (Advocate Health Care)[7]	5.375		04/01/2044	45,486,393
3,195,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.375		09/01/2035	3,201,326
145,000	IL Finance Authority (Bridgeway/Bridgeway Foundation/Occupation Devel. Center Obligated Group)[1]	4.625		07/01/2027	122,419
13,000,000	IL Finance Authority (CDHS/CDHA Obligated Group)	5.750		11/01/2039	15,174,640
5,000,000	IL Finance Authority (CDHS/CDHA)[7]	5.375		11/01/2039	5,725,500
12,500,000	IL Finance Authority (Central Dupage Health)[7]	5.500		11/01/2039	14,433,250
5,625,000	IL Finance Authority (DeKalb Supportive Living)[1]	6.100		12/01/2041	5,632,650
2,250,000	IL Finance Authority (Franciscan Communities)[1]	5.500		05/15/2027	2,354,175
2,030,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.625		02/15/2037	2,030,284

14 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Illinois (Continued)
$1,000,000	IL Finance Authority (Lake Forest College)	6.000%		10/01/2048	$1,117,590
1,500,000	IL Finance Authority (Luther Oaks)	6.000		08/15/2039	1,518,870
850,000	IL Finance Authority (Luther Oaks)	6.000		08/15/2026	866,133
28,035,000	IL Finance Authority (Provena Health)[1]	7.750		08/15/2034	34,462,865
575,000	IL Finance Authority (Rogers Park Montessori School)[1]	6.000		02/01/2034	601,611
1,310,000	IL Finance Authority (Rogers Park Montessori School)[1]	6.125		02/01/2045	1,355,103
1,090,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)[1]	7.250		11/01/2030	1,314,333
11,970,000	IL Finance Authority (St. Anthony Lassing)	6.500		12/01/2032	12,507,453
1,500,000	IL Finance Authority (The New Admiral at the Lake)	8.000		05/15/2040	1,716,030
5,775,000	IL Finance Authority (The New Admiral at the Lake)	8.000		05/15/2046	6,590,892
2,850,000	IL Finance Authority (Uno Charter School Network)[1]	7.125		10/01/2041	3,268,209
4,620,000	IL GO SPEARS	0.230	[8]	04/01/2037	4,620,000
8,700,000	IL Health Facilities Authority	6.900		11/15/2033	6,938,076
7,140,000	Lake County, IL Special Service Area No. 8[4]	7.125		03/01/2037	3,581,924
13,635,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[3]	7.125		01/01/2036	6,790,230
4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[4]	6.125		03/01/2040	720,520
2,950,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[4]	5.750		03/01/2022	531,384
1,778,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)[4]	5.750		03/01/2022	347,688
3,500,000	Plano, IL Special Service Area No. 5[4]	6.000		03/01/2036	2,103,710
4,520,000	Quad Cities, IL Regional EDA (Heritage Woods Moline)[1]	6.000		12/01/2041	4,529,808
5,810,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)	6.375		08/01/2040	4,639,517
162	Robbins, IL Res Rec (Robbins Res Rec Partners)[1]	7.250		10/15/2024	173
2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)	6.625		06/01/2037	2,554,575
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850		12/01/2036	1,369,800
12,710,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000		10/01/2022	10,672,968
4,925,000	Southwestern IL Devel. Authority (Village of Sauget)[1,6]	5.625		11/01/2026	4,222,646
13,165,000	Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol Company)	8.250		12/01/2019	13,104,309
12,795,000	Upper, IL River Valley Devel. Authority (DeerPath Huntley)	6.500		12/01/2032	13,369,496
7,890,000	Upper, IL River Valley Devel. Authority (Living Springs McHenry)[1]	6.100		12/01/2041	7,937,577
3,025,000	Vernon Hills, IL Tax Increment (Town Center)[1]	6.250		12/30/2026	3,105,374
2,990,000	Volo Village, IL Special Service Area (Lancaster Falls)[1]	5.750		03/01/2036	3,094,560

15 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Illinois (Continued)
$5,391,000	Volo Village, IL Special Service Area (Remington Pointe)	6.450%		03/01/2034	$5,399,087
1,900,000	Will-Kankakee, IL Regional Devel. Authority (Senior Estates Supportive Living)[1]	7.000		12/01/2042	1,984,341
6,225,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875		03/01/2036	6,347,010
					383,682,129

Indiana—1.1%
1,140,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)	9.000		12/01/2045	788,572
955,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[1]	8.000		12/01/2045	659,724
7,770,000	Barclay’s Capital Muni Trust Receipts Floaters	0.260	[8]	04/01/2030	7,770,000
4,300,000	Carmel, IN Redevel. District COP[1]	6.500		07/15/2035	4,803,616
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)	6.375		08/01/2029	5,817,887
1,000,000	Hammond, IN Local Public Improvement District[1]	6.750		08/15/2035	1,009,540
600,000	Hammond, IN Local Public Improvement District[1]	6.500		08/15/2030	605,454
2,850,000	IN Finance Authority (BHI Senior Living)[1]	5.750		11/15/2041	3,104,590
1,675,000	IN Finance Authority (BHI Senior Living)[1]	5.500		11/15/2031	1,816,822
11,505,000	IN Finance Authority (Marian University)[1]	6.375		09/15/2041	12,765,603
925,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000		07/01/2039	950,955
7,790,633	North Manchester, IN Economic Devel. (Peabody Retirement Community)[3]	1.000		12/01/2045	155,735
9,119,085	North Manchester, IN Economic Devel. (Peabody Retirement Community)	6.050	[8]	12/01/2045	5,288,157
6,360,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500		07/01/2022	7,080,334
230,000	St. Joseph County, IN Economic Devel. (Holy Cross Village Notre Dame)[1]	5.550		05/15/2019	230,465
4,380,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)	6.250		01/01/2024	3,909,150
					56,756,604

Iowa—0.8%
940,000	IA Finance Authority (Amity Fellowserve)	6.375		10/01/2026	948,140
2,190,000	IA Finance Authority (Amity Fellowserve)	6.500		10/01/2036	2,206,359
690,000	IA Finance Authority (Amity Fellowserve)	6.000		10/01/2028	689,938
130,000	IA Finance Authority (Amity Fellowserve)	5.900		10/01/2016	131,534
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)[4]	5.900		12/01/2028	382,800
1,005,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375		06/01/2025	928,118
360,990,000	IA Tobacco Settlement Authority	7.125	[5]	06/01/2046	9,331,592
25,230,000	IA Tobacco Settlement Authority	5.500		06/01/2042	22,265,727

16 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Iowa (Continued)
$10,000,000	IA Tobacco Settlement Authority (TASC)	5.625%		06/01/2046	$8,934,700
					45,818,908

Kansas—0.0%
675,000	Lenexa, KS Multifamily Hsg. (Meadows Apartments)[1]	7.950		10/15/2035	675,648
15,000	Olathe, KS Senior Living Facility (Catholic Care Campus)[1]	6.000		11/15/2038	15,172
3,782,108	Olathe, KS Tax Increment (Gateway)[3]	5.000		03/01/2026	1,939,805
					2,630,625

Kentucky—0.4%
2,075,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)	6.750		03/01/2029	2,078,611
14,000,000	KY EDFA (Baptist Healthcare System)[7]	5.375		08/15/2024	15,468,320
1,000,000	KY EDFA (Masonic Home Independent Living II)[1]	7.375		05/15/2046	1,142,300
1,250,000	KY EDFA (Masonic Home Independent Living II)[1]	7.250		05/15/2041	1,422,262
					20,111,493

Louisiana—0.3%
1,200,000	Juban Park, LA Community Devel. District Special Assessment[4]	5.150		10/01/2014	241,356
11,415,000	LA HFA (La Chateau)[1]	7.250		09/01/2039	12,557,984
360,000	LA Local Government EF&CD Authority (Sharlo Apartments)	8.000		06/20/2028	361,404
555,000	LA Public Facilities Authority (Progressive Healthcare)[4]	6.375		10/01/2020	219,214
5,350,000	LA Public Facilities Authority (Progressive Healthcare)[3]	6.375		10/01/2028	2,113,143
7,400,000	Lakeshore Villages, LA Master Community Devel. District[3]	5.250		07/01/2017	2,590,962
					18,084,063

Maine—0.4%
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750		07/01/2041	2,290,860
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)	6.625		07/01/2020	4,819,872
12,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)	6.875		10/01/2026	12,315,777
					19,426,509

Maryland—0.0%
2,250,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[4]	5.250		01/01/2037	819,405

Massachusetts—1.3%
6,905,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2041	7,818,186
321,825	MA Devel. Finance Agency (Linden Ponds)[1]	5.500		11/15/2046	276,979
1,600,702	MA Devel. Finance Agency (Linden Ponds)	0.965	[5]	11/15/2056	9,876
2,057,748	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2039	1,982,805
6,062,305	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2046	5,836,363
685,000	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2018	684,007

17 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Massachusetts (Continued)
$210,443	MA Devel. Finance Agency (Northern Berkshire Healthcare)[3]	3.184%[5]		02/15/2043	$10,516
403,046	MA Devel. Finance Agency (Northern Berkshire Healthcare)[3]	0.000		02/15/2043	20,140
318,761	MA Devel. Finance Agency (Northern Berkshire Healthcare)[4]	6.000		02/15/2043	15,928
1,000,000	MA Devel. Finance Agency (VOA Concord)[1]	5.200		11/01/2041	987,530
13,055,000	MA Educational Financing Authority, Series H7	6.350		01/01/2030	13,952,796
9,980,000	MA HFA, Series A7	5.300		06/01/2049	10,175,600
8,015,000	MA HFA, Series C7	5.400		12/01/2049	8,136,423
17,790,000	MA HFA, Series C7	5.350		12/01/2042	18,487,724
220,000	MA Industrial Finance Agency (Cambridge Friends School)[1]	5.800		09/01/2028	220,163
50,000	MA Port Authority (Delta Air Lines)[1]	5.000		01/01/2027	50,122
					68,665,158

Michigan—3.6%
4,140,000	Charyl Stockwell Academy, MI Public School Academy[1]	5.750		10/01/2045	3,973,531
2,740,000	Charyl Stockwell Academy, MI Public School Academy[1]	5.500		10/01/2035	2,645,415
1,720,000	Detroit, MI City School District	5.000		05/01/2031	1,881,250
10,100,000	Detroit, MI City School District[7]	6.000		05/01/2029	12,473,197
7,575,000	Detroit, MI City School District Floaters[1]	0.360	[8]	05/01/2029	7,575,000
906,750	Detroit, MI GO1	5.000		04/01/2021	906,687
206,150	Detroit, MI GO1	5.250		04/01/2022	201,759
54,250	Detroit, MI GO1	5.250		04/01/2017	54,341
155,000	Detroit, MI GO	5.250		04/01/2020	154,695
250,000	Detroit, MI GO1	5.250		11/01/2035	268,747
803,643	Detroit, MI GO1	5.000		04/01/2020	793,461
350,300	Detroit, MI GO1	5.250		04/01/2020	350,374
15,500	Detroit, MI GO	5.250		04/01/2023	15,499
342,550	Detroit, MI GO	5.250		04/01/2021	342,591
1,355,000	Detroit, MI Local Devel. Finance Authority[6]	6.850		05/01/2021	1,355,650
2,150,000	Detroit, MI Local Devel. Finance Authority[6]	6.700		05/01/2021	2,151,139
200,000	Detroit, MI Water Supply System[1]	5.000		07/01/2034	200,672
20,000	Detroit, MI Water Supply System[1]	5.000		07/01/2034	20,067
425,000	Macomb, MI Public Academy[1,6]	6.750		05/01/2037	429,700
4,943,250	MI Finance Authority (City of Detroit)[1]	5.000		04/01/2021	4,942,904
1,123,850	MI Finance Authority (City of Detroit)[1]	5.250		04/01/2022	1,113,848
295,750	MI Finance Authority (City of Detroit)[1]	5.250		04/01/2017	296,247
1,909,700	MI Finance Authority (City of Detroit)[1]	5.250		04/01/2020	1,910,101
845,000	MI Finance Authority (City of Detroit)[1]	5.250		04/01/2020	844,932
1,867,450	MI Finance Authority (City of Detroit)[1]	5.250		04/01/2021	1,867,319
84,500	MI Finance Authority (City of Detroit)[1]	5.250		04/01/2023	84,495
1,400,000	MI Finance Authority (Old Redford Public School Academy)[1]	5.900		12/01/2030	1,416,226
13,320,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[7]	5.000		08/01/2035	13,463,723
2,590,000	MI Hospital Finance Authority (Oakwood Obligated Group)[1]	5.000		07/15/2037	2,827,322

18 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Michigan (Continued)
$840,000	MI Public Educational Facilities Authority (American Montessori)	6.500%		12/01/2037	$856,901
1,400,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	1,401,582
1,248,750	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	1,289,322
3,150,000	MI Strategic Fund Solid Waste (Genesee Power Station)	7.500		01/01/2021	3,140,645
344,990,000	MI Tobacco Settlement Finance Authority	7.305	[5]	06/01/2052	6,078,724
3,048,780,000	MI Tobacco Settlement Finance Authority	8.877	[5]	06/01/2058	15,091,461
8,630,000	MI Trunk Line Fund[1]	5.000		09/01/2019	8,769,547
1,625,000	Pontiac, MI City School District	4.500		05/01/2020	1,459,608
52,930,000	Wayne County, MI Airport Authority (Detroit MetroWayne Airport)[7]	5.000		12/01/2029	54,084,839
10,000,000	Wayne County, MI Airport Authority (Detroit MetroWayne Airport)[7]	5.000		12/01/2034	10,219,410
12,798,000	Wayne County, MI GO1	2.179	[8]	12/01/2016	12,628,810
13,925,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)[1]	6.000		12/01/2029	13,957,167
					193,538,908

Minnesota—0.7%
3,000,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700		07/01/2042	2,999,670
2,830,000	Eveleth, MN Multifamily (Manor House Woodland)	5.700		10/01/2036	2,146,668
1,510,000	Eveleth, MN Multifamily (Manor House Woodland)	5.500		10/01/2025	1,261,454
1,000,000	Falcon Heights, MN (Kaleidoscope Charter School)[1]	6.000		11/01/2037	1,028,710
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)	6.850		12/01/2029	6,396,372
5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.500		04/01/2042	5,032,790
730,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.400		04/01/2028	710,516
975,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.700		02/01/2029	963,563
500,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.500		02/01/2022	499,110
2,100,000	Northwest MN Multi-County Hsg. & Redevel. Authority	5.450		07/01/2041	2,100,462
830,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.375		08/01/2021	852,161
790,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625		02/01/2031	807,562
1,585,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)[1]	7.000		09/15/2037	1,586,189
1,694,956	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)[1]	5.630		10/01/2033	1,732,787
2,705,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250		03/01/2029	2,744,466

19 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$400,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	5.750%	09/01/2026	$406,672
650,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	6.000	09/01/2036	660,978
2,305,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)	5.500	09/01/2043	2,411,191
600,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000	03/01/2030	608,964
475,761	St. Paul, MN Port Authority Parking Revenue (4th Parking Ramp)[4]	8.000	12/01/2027	142,638
725,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)	6.000	02/01/2019	668,653
				35,761,576

Mississippi—0.2%
2,395,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750	12/01/2024	2,700,027
3,885,000	MS Business Finance Corp. (Intrinergy Wiggins)[3]	8.000	01/01/2023	3,526,764
1,755,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.375	10/01/2028	1,874,147
1,395,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.250	10/01/2027	1,485,592
16,410,000	Stonebridge, MS Public Improvement District Special Assessment[4]	7.500	10/01/2042	2,297,236
				11,883,766

Missouri—1.4%
400,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.625	03/01/2025	400,368
250,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.500	03/01/2020	250,385
730,000	Branson Hills, MO Infrastructure Facilities	5.500	04/01/2022	328,515
750,000	Branson Hills, MO Infrastructure Facilities	5.500	04/01/2027	337,523
500,000	Branson Hills, MO Infrastructure Facilities	5.000	04/01/2017	225,015
500,000	Branson Hills, MO Infrastructure Facilities	5.000	04/01/2016	225,015
4,900,000	Branson, MO Commerce Park Community Improvement District[3]	5.750	06/01/2026	1,224,951
2,485,000	Branson, MO IDA (Branson Hills Redevel.)	5.750	05/01/2026	2,527,841
13,000,000	Branson, MO IDA (Branson Hills Redevel.)	7.050	05/01/2027	13,013,520
1,200,000	Branson, MO IDA (Branson Landing)	5.250	06/01/2021	1,200,648
2,470,000	Branson, MO IDA (Branson Landing)	5.500	06/01/2029	2,470,025
21,700,000	Branson, MO IDA (Branson Shoppe Redevel.)[1,6]	5.950	11/01/2029	22,148,105
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)	6.125	12/01/2036	495,284
3,100,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625	04/01/2027	2,227,877
1,215,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500	04/01/2021	973,555
1,250,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)	5.000	11/01/2023	1,250,838
1,233,000	Kansas City, MO IDA (West Paseo)[1]	6.750	07/01/2036	1,237,944
1,400,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)[1]	6.500	06/01/2025	1,417,430
750,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.750	03/01/2029	733,920
1,200,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.500	03/01/2021	1,196,556
2,800,000	Lees Summit, MO Tax (Summit Fair Community Improvement District)	6.000	05/01/2042	2,952,544
2,310,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875	10/01/2029	2,384,474

20 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Missouri (Continued)
$3,020,000	MO Dardenne Town Square Transportation Devel. District[3]	5.000%		05/01/2026	$1,403,273
3,825,000	MO Dardenne Town Square Transportation Devel. District[3]	5.000		05/01/2036	1,553,868
220,000	MO Grindstone Plaza Transportation Devel. District	5.250		10/01/2021	213,565
400,000	MO Grindstone Plaza Transportation Devel. District	5.400		10/01/2026	359,964
115,000	MO Grindstone Plaza Transportation Devel. District	5.550		10/01/2036	96,394
717,000	Northwoods, MO Transportation Devel. District	5.850		02/01/2031	663,411
4,580,000	St. Louis, MO IDA (Railway Exchange Building Redevel.)[4]	8.000		04/27/2033	1,598,832
2,442,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000		08/21/2026	1,558,143
2,034,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	1,324,032
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)[3]	6.000		08/21/2026	791,687
3,043,000	St. Louis, MO Tax Increment (Security Building Redevel.)[3]	6.300		04/01/2027	1,470,804
1,510,000	St. Louis, MO Tax Increment (Washington East Condominiums)[4]	5.500		01/20/2028	1,031,421
2,367,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500		01/20/2028	2,167,817
1,108,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	701,608
975,000	Stone Canyon, MO Improvement District (Infrastructure)[4]	5.750		04/01/2027	483,493
1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[4]	5.700		04/01/2022	924,816
595,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.500		10/01/2029	658,695
					76,224,156

Montana—0.1%
5,935,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)	6.250	[2]	09/01/2031	4,455,464
1,650,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.125		05/15/2036	1,690,310
1,125,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.000		05/15/2025	1,158,986
					7,304,760

Nebraska—0.8%
910,000	Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)[1]	6.625		12/01/2021	889,361
20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[7]	5.750		11/01/2048	22,411,879
10,000,000	NE Central Plains Gas Energy SPEARS	0.380	[8]	09/01/2037	10,000,000
2,400,000	NE Educational Facilities Authority (Midland Lutheran College)	5.600		09/15/2029	2,326,176

21 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Nebraska (Continued)
$6,960,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[1]	8.750%		10/01/2020	$7,069,411
					42,696,827

Nevada—0.4%
770,000	Clark County, NV Improvement District[1]	5.050		02/01/2031	696,781
1,000,000	Clark County, NV Improvement District[1]	5.000		02/01/2026	952,710
18,000,000	Las Vegas, NV Valley Water District[1]	5.000		06/01/2039	20,449,080
410,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.500		08/01/2025	365,486
110,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.400		08/01/2020	105,687
1,625,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150		08/01/2037	1,655,306
					24,225,050

New Hampshire—0.1%
1,445,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875		10/01/2039	1,550,572
4,620,000	NH H&EFA (Franklin Pierce College)	6.050		10/01/2034	4,353,426
515,000	NH HE&HFA (Franklin Pierce College)	5.300		10/01/2028	465,755
					6,369,753

New Jersey—6.0%
150,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500		07/01/2018	147,766
170,000	NJ EDA (Continental Airlines)	4.875		09/15/2019	179,505
3,750,000	NJ EDA (Continental Airlines)	5.625		11/15/2030	4,228,012
7,385,000	NJ EDA (Engel Burman at Woodcliff Lake)[1,6]	8.000		05/01/2044	8,030,006
7,405,000	NJ EDA (Engel Burman at Woodcliff Lake)[6]	8.000		05/01/2044	8,051,753
7,405,000	NJ EDA (Engel Burman at Woodcliff Lake)[6]	8.000		05/01/2044	8,051,753
11,000,000	NJ EDA (GMT Realty)	6.875		01/01/2037	11,073,150
565,000	NJ EDA (Leap Academy Charter School)[1]	6.000		10/01/2034	585,945
750,000	NJ EDA (Leap Academy Charter School)[1]	6.200		10/01/2044	775,890
500,000	NJ EDA (Leap Academy Charter School)[1]	6.300		10/01/2049	517,155
1,000,000	NJ EDA (Paterson Charter School Science & Technology)	6.100		07/01/2044	1,013,700
8,450,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250		07/01/2027	8,461,661
96,125,000	NJ Tobacco Settlement Financing Corp.[7]	5.000		06/01/2029	82,604,374
85,640,000	NJ Tobacco Settlement Financing Corp.	5.000		06/01/2041	67,360,998
154,950,000	NJ Tobacco Settlement Financing Corp.	4.750		06/01/2034	120,160,626
210,000	Weehawken Township, NJ GO1	6.000		08/01/2021	247,348
210,000	Weehawken Township, NJ GO1	6.000		08/01/2022	245,530
					321,735,172

New Mexico—0.2%
97,000	Dona Ana County, NM Multifamily (Montana Meadows Apartments)	8.500		12/01/2015	97,069
420,000	Mariposa East, NM Public Improvement District	0.000	[2]	09/01/2032	371,150
560,000	Mariposa East, NM Public Improvement District	5.900		09/01/2032	474,762
500,000	Mariposa East, NM Public Improvement District	12.495	[5]	09/01/2032	59,955
90,000	Mariposa East, NM Public Improvement District[1]	5.900		09/01/2032	89,895

22 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Mexico (Continued)
$875,000	Montecito Estates, NM Public Improvement District[1]	7.000%		10/01/2037	$901,460
2,750,000	NM Hospital Equipment Loan Council (Gerald Champion Memorial Hospital)	5.500		07/01/2042	2,764,328
129,000	NM Regional Hsg. Authority (Wildewood Apartments)	8.750		12/01/2020	129,064
1,925,000	NM Trails Public Improvement District	7.750		10/01/2038	1,905,750
4,490,000	Saltillo, NM Improvement District[1]	7.625		10/01/2037	4,708,708
1,000,000	Ventana West, NM Public Improvement District Special Levy[1]	6.875		08/01/2033	1,001,680
					12,503,821

New York—8.6%
14,980,000	Brookhaven, NY IDA (BK at Lake Grove)[1]	7.750	[8]	11/01/2046	16,242,215
10,000,000	Brookhaven, NY IDA (BK at Lake Grove)[1]	7.750	[8]	11/01/2046	10,842,600
15,015,000	Brookhaven, NY IDA (BK at Lake Grove)[1]	7.750	[8]	11/01/2046	16,290,074
1,010,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	901,223
17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	6.656	[5]	06/01/2055	150,981
9,345,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[8]	11/01/2045	9,733,285
5,705,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[8]	11/01/2045	5,942,043
1,500,000	Islip, NY IDA (Engel Burman at Sayville)[1]	7.750	[8]	11/01/2045	1,633,905
14,060,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[8]	11/01/2045	14,644,193
1,000,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2030	1,125,440
3,560,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	5.500		07/01/2020	3,566,052
2,100,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700		01/01/2049	2,088,618
1,780,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700		01/01/2049	1,770,352
2,937,408	Nassau County, NY IDA (Amsterdam at Harborside)[4]	2.000		01/01/2049	146,870
750,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.500		01/01/2032	753,345
13,050,000	Nassau County, NY Tobacco Settlement Corp.	5.250		06/01/2026	13,028,728
1,895,000	Nassau County, NY Tobacco Settlement Corp.	5.125		06/01/2046	1,528,280
2,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.000		06/01/2035	1,708,560
413,400,000	NY Counties Tobacco Trust V	7.848	[5]	06/01/2060	1,732,146
412,100,000	NY Counties Tobacco Trust V	7.151	[5]	06/01/2060	1,644,279
37,380,000	NY Liberty Devel. Corp. (Bank of America Tower)[7,10]	5.125		01/15/2044	41,496,826
900,000	NY MTA, Series D	5.250		11/15/2029	1,059,741
560,000	NY MTA, Series D	5.250		11/15/2028	661,545
485,000	NY MTA, Series D	5.250		11/15/2027	576,641
900,000	NY MTA, Series D	5.250		11/15/2030	1,055,277
900,000	NY MTA, Series D	5.250		11/15/2033	1,041,300
900,000	NY MTA, Series D	5.250		11/15/2032	1,044,225
900,000	NY MTA, Series D	5.250		11/15/2031	1,051,578

23 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$1,500,000	NY TSASC, Inc. (TFABs)	5.125%		06/01/2042	$1,282,800
8,765,000	NY/NJ Port Authority Austin Trust Inverse Certificates	9.286	[11]	4/1/2036	9,123,488
14,200,000	NYC IDA (American Airlines)[1]	8.000		08/01/2028	15,442,358
59,000,000	NYC IDA (American Airlines)[1]	7.625		08/01/2025	63,888,150
2,995,000	NYC IDA (American Airlines)[1]	8.500		08/01/2028	3,059,692
40,000,000	NYC IDA (American Airlines)[1]	7.750		08/01/2031	43,387,600
19,550,000	NYC IDA (British Airways)[1]	7.625		12/01/2032	19,671,992
6,675,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.650		10/01/2028	5,711,664
5,420,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.750		10/01/2036	4,494,210
8,630,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	6.200		10/01/2022	8,213,516
12,955,000	NYC Municipal Water Finance Authority[7]	5.750		06/15/2040	14,770,761
20,200,000	NYS DA (St. Mary’s Hospital for Children)[6]	7.875		11/15/2041	21,933,362
26,750,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750		11/15/2051	30,986,397
200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	200,602
2,700,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	2,699,811
8,385,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2048	7,642,341
7,462,689	Westchester County, NY IDA (EBC White Plains)[1]	8.000	[8]	11/01/2043	8,278,436
7,465,591	Westchester County, NY IDA (EBC White Plains)	8.000	[8]	11/01/2043	8,281,655
7,465,616	Westchester County, NY IDA (EBC White Plains)	8.000	[8]	11/01/2043	8,281,683
9,795,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[8]	11/01/2045	10,201,982
9,640,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[8]	11/01/2045	10,040,542
9,640,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[8]	11/01/2045	10,040,542
2,000,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2045	1,859,180
2,600,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-C	6.200		03/01/2020	2,600,078
					465,553,164

North Carolina—0.1%
1,500,000	NC Medical Care Commission (AHACHC)[1]	5.800		10/01/2034	1,518,750
1,650,000	NC Medical Care Commission (Whitestone)[1]	7.750		03/01/2031	1,890,983
					3,409,733

North Dakota—0.0%
25,000	Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)[1]	7.000		11/01/2015	24,956
2,410,000	Richland County, ND Hsg. (Birchwood Properties)[6]	6.750		05/01/2029	2,348,401
					2,373,357

Ohio—8.1%
9,950,000	Allen County, OH Hospital Facilities (Catholic Healthcare)[7]	5.000		06/01/2038	11,010,566

24 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Ohio (Continued)
$77,055,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.250%		06/01/2037	$67,593,417
113,205,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2047	93,707,703
18,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375		06/01/2024	15,925,802
2,295,300,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.504	[5]	06/01/2052	18,890,319
44,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.500		06/01/2047	39,601,605
30,200,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2030	25,615,640
33,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125		06/01/2024	28,251,731
12,937,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.000		06/01/2042	10,856,601
15,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750		06/01/2034	12,241,200
5,645,000	Butler County, OH Port Authority (Maple Knoll Communities)	7.000		07/01/2043	5,974,837
4,495,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000		11/01/2038	4,720,199
5,000	Cleveland, OH Airport (Continental Airlines)	5.700		12/01/2019	5,015
310,000	Columbus-Franklin County, OH Finance Authority, Series A1,6	6.000		05/15/2035	325,144
9,680,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500		01/01/2030	9,695,972
32,500,000	Gallia County, OH Hospital Facilities (Holzer/HHlthS/HMCG/HMCJ Obligated Group)	8.000		07/01/2042	36,968,100
7,500,000	Grove City, OH Tax Increment Financing[1]	5.375		12/01/2031	7,693,800
1,450,000	Hancock County, OH Hospital (BVRHC/BVHF Obligated Group)[1]	6.250		12/01/2034	1,716,075
629,413	Hickory Chase, OH Community Authority Infrastructure Improvement[4]	7.000		12/01/2038	503,531
125,000	Lake County, OH Hospital Facilities (Lake Hospital System)[1]	5.750		08/15/2038	138,969
545,000	Lorain County, OH Port Authority (Alumalloy LLC)[1,6]	6.000		11/15/2025	542,460
10,000,000	Montgomery County, OH (Miami Valley Hospital)[7]	5.750		11/15/2023	11,876,200
7,060,000	OH Higher Education Facility Commission (Ashland University)	6.250		09/01/2024	6,752,255
16,320,000	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[3,9]	7.250		08/01/2034	11,911,315
1,644,222	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[3]	10.820		08/01/2034	1,288,527
1,605,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300		02/15/2024	1,156,868
2,500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400		02/15/2034	1,785,125

25 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Ohio (Continued)
$4,100,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)	5.750%	12/01/2032	$4,408,402
1,955,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400	11/01/2036	970,247
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)	7.500	12/01/2034	3,622,086
				435,749,711

Oklahoma—0.1%
1,700,000	Ardmore, OK Devel. Authority (Airpark Increment District)[1]	5.750	11/01/2022	1,716,422
1,500,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)	6.625	10/01/2037	1,459,155
4,840,000	Grady County, OK Criminal Justice Authority	7.000	11/01/2041	4,752,541
100,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)[1]	6.500	09/01/2026	100,249
				8,028,367

Oregon—0.1%
5,000	Lane County, OR Hsg. Authority & Community Services (Firewood)[1]	6.600	11/01/2015	5,041
795,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	852,272
10,000	OR GO (Elderly & Disabled Hsg.)[1]	5.300	08/01/2032	10,013
1,300,000	Salem, OR Hospital Finance Authority (Capital Manor)	6.000	05/15/2047	1,438,008
370,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000	01/01/2021	384,301
				2,689,635

Pennsylvania—0.9%
500,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	520,005
1,005,000	Luzerne County, PA IDA[1]	7.500	12/15/2019	1,044,688
8,238,655	Northampton County, PA IDA (Northampton Generating)[1]	5.000	12/31/2023	7,475,096
24,937,498	PA EDFA (Bionol Clearfield)[4]	8.500	07/01/2015	1,090,267
11,500,000	PA Geisinger Authority Health System, Series A7	5.250	06/01/2039	12,772,935
4,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	4,471,520
1,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125	03/15/2043	1,632,045
1,165,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500	06/15/2022	1,248,472
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500	06/15/2032	2,074,960
5,250,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625	07/01/2042	5,581,380
3,350,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625	07/01/2036	3,590,832
5,865,000	York, PA GO1	7.250	11/15/2041	6,687,742
				48,189,942

Rhode Island—0.6%
44,240,000	Central Falls, RI Detention Facility[4]	7.250	07/15/2035	11,034,783

26 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Rhode Island (Continued)
$7,500,000	RI Health & Educational Building Corp. (Public Schools Financing Program)[1]	6.000%		05/15/2029	$8,451,750
9,735,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[7]	5.200		10/01/2047	9,855,491
28,225,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[5]	06/01/2052	1,156,943
					30,498,967

South Carolina—0.5%
6,747,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)	7.750		11/01/2039	6,455,732
14,191,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200		11/01/2036	14,221,653
7,620,000	SC Connector 2000 Assoc. Toll Road, Series B	6.453	[5]	01/01/2020	3,581,400
8,500,000	SC Connector 2000 Assoc. Toll Road, Series B	6.621	[5]	01/01/2024	3,655,000
200,000	SC Connector 2000 Assoc. Toll Road, Series B	6.300	[5]	01/01/2026	82,000
					27,995,785

South Dakota—0.0%
1,425,000	Turner County, SD Tax Increment[1]	5.000		12/15/2026	1,428,434

Tennessee—0.4%
8,890,000	Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated Group)[4]	5.750	[8]	04/01/2042	3,133,103
215,000	Memphis-Shelby County, TN Airport Authority (Express Airlines)[3]	6.125		12/01/2016	32,230
9,000,000	Shelby County, TN HE&HFB (Trezevant Manor)	5.500		09/01/2047	9,171,450
6,525,000	Shelby County, TN HE&HFB (Trezevant Manor)	8.000		09/01/2044	7,172,802
					19,509,585

Texas—10.5%
230,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)	7.750		12/01/2028	221,952
2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3]	6.300	[8]	07/01/2032	146,562
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[4]	6.750		10/01/2038	713,750
41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3]	5.000		03/01/2041	2,582,187
13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3]	5.400		05/01/2029	843,750
10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3]	7.700		03/01/2032	650,000
26,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[4]	7.700		04/01/2033	1,697,800
15,870,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)[1]	7.000		11/01/2039	20,513,086
1,100,000	Celina, TX Special Assessment	5.875		09/01/2040	1,077,197
700,000	Celina, TX Special Assessment	5.375		09/01/2028	689,479
400,000	Celina, TX Special Assessment	5.500		09/01/2032	392,956
750,000	Clifton, TX Higher Education Finance Corp. (Idea Public Schools)[1]	5.750		08/15/2041	846,817
1,250,000	Crane, TX Independent School District[1]	5.000		02/15/2030	1,286,587

27 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$31,455,000	Dallas-Fort Worth, TX International Airport SPEARS[1]	0.410%[8]	11/01/2035	$31,455,000
22,150,000	Donna, TX GO1	6.250	02/15/2037	21,978,116
1,500,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)[1]	6.500	09/01/2036	1,589,100
2,000,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)[1]	6.750	09/01/2043	2,105,920
1,500,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)[1]	6.125	09/01/2028	1,579,860
3,700,000	Galveston, TX Special Assessment	6.000	09/01/2038	3,651,641
2,400,000	Galveston, TX Special Assessment	5.625	09/01/2028	2,376,504
3,500,000	Galveston, TX Special Assessment	6.125	09/01/2044	3,450,405
10,000,000	Grand Parkway, TX Transportation Corp.[7]	5.000	04/01/2053	10,910,100
11,238,709	Gulf Coast, TX IDA (Microgy Holdings)[4]	7.000	12/01/2036	112
20,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)	8.000	04/01/2028	20,037
3,225,000	Harris County, TX Cultural Education Facilities Finance Corp. (Space Center Houston)[1]	7.000	08/15/2028	3,494,965
2,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)[1]	5.750	11/01/2036	2,783,468
2,000,000	HFDC of Central TX (Lutheran Social Services of the South)	6.875	02/15/2032	2,003,460
555,000	Houston, TX Airport System[1]	5.000	07/01/2026	622,555
1,210,000	Houston, TX Airport System[1]	5.000	07/01/2025	1,371,934
2,000,000	Houston, TX Airport System[1]	5.000	07/01/2024	2,281,100
815,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	988,693
750,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2041	814,890
500,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2036	545,240
600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)[1]	5.875	09/01/2044	598,278
600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)[1]	5.750	09/01/2038	598,416
500,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)[1]	5.375	09/01/2028	499,020
5,995,000	Maverick County, TX GO COP	8.750	03/01/2034	4,773,279
1,770,000	Maverick County, TX GO COP	8.750	03/01/2034	1,409,292
400,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)[1]	5.500	09/15/2040	396,192
450,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)[1]	5.375	09/15/2035	446,121
520,000	Midlothian, TX Devel. Authority Tax Increment[1]	5.125	11/15/2026	526,256
1,300,000	New Hope, TX Educational Facilities Finance Corp. Retirement Facility (Wesleyan Homes)	5.500	01/01/2049	1,322,568
785,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	5.875	04/01/2036	905,694

28 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Texas (Continued)
$1,950,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	6.000%		04/01/2045	$2,250,495
1,630,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000		08/15/2042	1,682,747
1,600,000	North Central TX HFC (Village Kaufman Apartments)	6.150	[8]	01/01/2043	1,691,056
38,000,000	North Central TX HFDC (Children’s Medical Center)[7]	5.750		08/15/2039	43,477,700
5,920,000	North TX Tollway Authority[7]	5.750		01/01/2048	6,575,818
16,000,000	North TX Tollway Authority[7]	5.750		01/01/2048	17,772,480
3,000,000	Red River, TX Health Facilities Devel. Corp. (Happy Harbor Methodist Home)	8.000		11/15/2049	3,585,480
2,100,000	Sabine Neches, TX HFC (Fox Run Apartments)	6.150		01/01/2043	2,219,511
1,776,470	Sabine Neches, TX HFC (Single Family Mtg.)[7]	5.430		12/01/2039	1,986,436
1,800,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[3]	6.450	[8]	06/01/2021	112,500
4,100,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[4]	6.150		08/01/2022	256,250
10,000,000	San Jacinto, TX Community College District[7]	5.125		02/15/2038	11,011,500
27,085,000	Sanger, TX Industrial Devel. Corp. (Texas Pellets)[1]	7.500		07/01/2038	28,983,388
4,890,000	Springhill, TX Courtland Heights Public Facility Corp.	5.850		12/01/2028	4,156,304
14,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[7]	5.750		11/15/2024	15,977,080
32,600,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[7]	6.250		11/15/2029	37,300,920
1,400,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (BHCS / BUMC / BASMC / BMCAG&M / BMCAW / BRMCAG Obligated Group)[1]	6.250		11/15/2029	1,642,438
3,810,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)[1]	5.750		11/15/2037	3,903,307
13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[7]	5.000		12/01/2033	15,077,610
27,525,000	Travis County, TX HFDC (Longhorn Village)	7.125		01/01/2046	29,947,475
1,600,000	Travis County, TX HFDC (Querencia Barton Creek)[1]	5.650		11/15/2035	1,611,488
2,495,000	Trinity, TX River Authority (TXU Energy Company)[4]	6.250		05/01/2028	155,938
20,100,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750		10/01/2037	21,585,792
34,600,000	TX Angelina & Neches River Authority (Aspen Power)[4]	6.500		11/01/2029	13,474,970
117,755,000	TX Municipal Gas Acquisition & Supply Corp.[7]	6.250		12/15/2026	144,911,611
1,600,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250		09/01/2036	1,651,792
635,000	TX Student Hsg. Corp. (University of North Texas)	6.750		07/01/2021	603,675

29 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$200,000	TX Student Hsg. Corp. (University of North Texas)	6.850%	07/01/2031	$182,356
2,095,000	Vintage Township, TX Public Facilities Corp.[1]	7.375	10/01/2038	2,210,623
6,375,000	Waxahachie, TX Special Assessment	6.000	08/15/2045	6,269,430
4,615,000	Wise County, TX (Parket County Junior College District)[1]	7.750	08/15/2028	5,587,750
2,920,000	Wise County, TX (Parket County Junior College District)[1]	7.500	08/15/2025	3,508,468
				568,524,727

Utah—0.6%
4,915,000	Hideout, UT Local District No. 1 Special Assessment	8.250	08/01/2034	4,949,356
1,950,000	Hideout, UT Local District No. 1 Special Assessment	7.750	08/01/2024	1,963,981
1,750,000	UT Charter School Finance Authority (Endeavor Hall)	6.000	07/15/2032	1,815,013
910,000	UT Charter School Finance Authority (Endeavor Hall)	5.500	07/15/2022	952,870
3,870,000	UT Charter School Finance Authority (Endeavor Hall)	6.250	07/15/2042	4,035,752
6,550,000	UT Charter School Finance Authority (Hawthorn Academy)[1]	8.250	07/15/2046	8,117,087
750,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.300	07/15/2032	822,398
1,640,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.550	07/15/2042	1,815,201
1,565,000	UT HFA (RHA Community Service of Utah)[1]	6.875	07/01/2027	1,567,974
825,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625	07/15/2037	830,272
4,400,000	West Valley City, UT Sewer (East Hollywood High School)	5.625	06/15/2037	4,325,904
				31,195,808

Vermont—0.0%
460,000	Burlington, VT Electric[1]	5.750	07/01/2031	511,566
315,000	Burlington, VT Electric[1]	5.625	07/01/2030	349,074
280,000	Burlington, VT Electric[1]	5.500	07/01/2029	309,509
1,216,010	VT Educational & Health Buildings Financing Agency (Marlboro College)[1]	2.779	04/01/2019	1,193,684
				2,363,833

Virginia—0.9%
1,833,000	Celebrate, VA North CDA Special Assessment[3]	6.750	03/01/2034	1,183,990
5,100,000	Celebrate, VA South CDA Special Assessment[4]	6.250	03/01/2037	2,804,949
3,206,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.800	03/01/2036	801,660
9,200,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.450	03/01/2036	2,300,552
14,300,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.125	03/01/2036	3,575,858

30 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Virginia (Continued)
$636,000	Lewistown, VA Commerce Center Community Devel. Authority[1]	6.050%		03/01/2044	$630,193
2,052,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050		03/01/2054	102,846
1,297,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050		03/01/2044	1,077,016
3,000,000	New Port, VA CDA[4]	5.600		09/01/2036	1,737,840
2,050,000	Norfolk, VA EDA, Series A	6.000		11/01/2036	1,892,335
18,986,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	20,279,516
3,251,000	VA H2O Community Devel. Authority	5.200		09/01/2037	1,849,234
253,700,000	VA Tobacco Settlement Authority	7.441	[5]	06/01/2047	5,715,861
6,000,000	VA Tobacco Settlement Financing Corp.	5.200		06/01/2046	4,444,380
2,404,674	West Point, VA IDA Solid Waste (Chesapeake Corp.)[4]	6.375		03/01/2019	24
					48,396,254

Washington—1.8%
750,000	Greater Wenatchee, WA Regional Events Center[1]	5.000		09/01/2027	802,897
200,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600		03/01/2028	200,040
10,000	King County, WA Hsg. Authority (Kona Village)	6.700		01/01/2020	10,016
725,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.200		10/01/2031	725,566
100,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.100		10/01/2021	100,998
2,660,000	Kitsap County, WA Consolidated Hsg. Authority[1,6]	5.500		06/01/2027	2,702,214
1,500,000	Kitsap County, WA Consolidated Hsg. Authority[1]	5.600		06/01/2037	1,519,035
50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)[1]	6.100		10/01/2031	50,033
1,915,000	Seattle, WA Hsg. Authority (Newholly Phase II)[1]	7.000		01/01/2032	1,933,537
1,250,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.750		09/01/2030	1,252,950
100,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.100		09/01/2015	100,540
1,675,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.600		09/01/2025	1,679,573
3,884,358	Tacoma, WA Consolidated Local Improvements District No. 65	5.750		04/01/2043	3,930,155
1,500,000	Tes Properties, WA7	5.500		12/01/2029	1,710,585
12,000,000	Tes Properties, WA7	5.625		12/01/2038	13,683,720
18,075,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[7]	6.375		10/01/2036	20,785,689
17,410,000	WA Health Care Facilities Authority (Peacehealth)[7]	5.000		11/01/2028	19,221,511
15,000,000	WA Health Care Facilities Authority (Seattle Childrens Hospital/Seattle Children’s Healthcare System Obligated Group)[1]	5.625		10/01/2038	17,734,650

31 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Washington (Continued)
$10,860,000	WA Kalispel Tribe Indians Priority District[1]	6.750%		01/01/2038	$11,134,106
					99,277,815

West Virginia—0.5%
4,500,000	Brooke County, WV (Bethany College)[1]	6.750		10/01/2037	5,004,090
3,000,000	Brooke County, WV (Bethany College)[1]	6.500		10/01/2031	3,315,570
27,145,000	Harrison County, WV Tax Increment (Charles Pointe)[3]	7.000		06/01/2035	13,834,449
1,840,000	Harrison County, WV Tax Increment (Charles Pointe)	7.000		06/01/2035	1,501,845
3,045,000	WV Hospital Finance Authority (UTD Health System)[1]	5.500		06/01/2039	3,378,915
					27,034,869

Wisconsin—0.7%
3,970,000	Necedah, WI Community Devel. Authority Exempt Facility (Castle Rock Renewable Fuels)[3]	7.500		03/01/2018	1,627,102
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[4]	7.000		01/01/2026	779,468
1,800,000	Sokaogon, WI Chippewa Community (Gaming)[4]	8.250		01/01/2017	801,738
3,000,000	WI H&EFA (AE Nursing Centers)	7.250		06/01/2038	3,221,460
2,015,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2039	2,240,559
750,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2035	838,380
1,000,000	WI H&EFA (Eastcastle Place)	6.125		12/01/2034	987,810
6,335,000	WI H&EFA (Wellington Homes)	6.750		09/01/2037	6,738,666
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.210	[5]	10/01/2042	626,900
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.095	[5]	10/01/2042	20
6,657,500	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000		10/01/2042	6,702,771
660,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.000		07/01/2031	724,139
845,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	6.000		07/15/2042	921,684
1,325,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	5.750		07/15/2032	1,441,189
1,910,000	WI Public Finance Authority Educational Facility (Ask Academy)[1]	6.000		02/01/2045	1,850,637
5,875,000	WI Public Finance Authority Educational Facility (Horizon Academy West Charter School)[1]	6.000		09/01/2045	5,996,554
					35,499,077

U.S. Possessions—13.5%
28,225,000	Northern Mariana Islands Commonwealth, Series B	5.000		10/01/2033	24,340,111
53,230,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	36,564,219
11,450,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2042	7,464,026
3,325,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	2,330,359
250,000	Puerto Rico Aqueduct & Sewer Authority	5.500		07/01/2028	178,295
7,645,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	5,279,484
2,750,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	1,857,597
11,980,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	7,994,014

32 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$152,450,000	Puerto Rico Children’s Trust Fund (TASC)	9.355%[5]	05/15/2055	$4,271,649
13,000,000	Puerto Rico Commonwealth GO	6.500	07/01/2040	9,123,530
9,265,000	Puerto Rico Commonwealth GO	6.000	07/01/2039	6,398,131
19,550,000	Puerto Rico Commonwealth GO	6.500	07/01/2037	13,815,594
39,915,000	Puerto Rico Commonwealth GO	5.750	07/01/2041	26,669,606
11,540,000	Puerto Rico Commonwealth GO	5.750	07/01/2036	7,796,770
2,625,000	Puerto Rico Commonwealth GO	6.000	07/01/2035	1,828,864
1,545,000	Puerto Rico Commonwealth GO	5.000	07/01/2041	997,838
8,845,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	6,265,444
1,500,000	Puerto Rico Commonwealth GO	5.000	07/01/2024	1,064,115
3,255,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	2,305,712
340,000	Puerto Rico Commonwealth GO	5.500	07/01/2027	239,870
75,660,000	Puerto Rico Commonwealth GO	5.500	07/01/2039	51,396,595
36,400,000	Puerto Rico Commonwealth GO	8.000	07/01/2035	28,498,288
5,000,000	Puerto Rico Commonwealth GO	5.000	07/01/2033	3,339,800
1,920,000	Puerto Rico Commonwealth GO	5.250	07/01/2026	1,357,901
2,250,000	Puerto Rico Commonwealth GO	6.000	07/01/2039	1,553,782
2,145,000	Puerto Rico Commonwealth GO12	2.664	07/01/2019	2,065,742
285,000	Puerto Rico Commonwealth GO12	2.684	07/01/2020	275,709
2,165,000	Puerto Rico Commonwealth GO	5.250	07/01/2037	1,430,134
5,745,000	Puerto Rico Electric Power Authority, Series A9	5.000	07/01/2042	3,486,296
100,000	Puerto Rico Electric Power Authority, Series A9	7.000	07/01/2040	60,646
18,635,000	Puerto Rico Electric Power Authority, Series A9	6.750	07/01/2036	11,301,382
7,750,000	Puerto Rico Electric Power Authority, Series A9	7.000	07/01/2043	4,699,367
5,295,000	Puerto Rico Electric Power Authority, Series A9	7.000	07/01/2033	3,211,365
2,745,000	Puerto Rico Electric Power Authority, Series A9	5.000	07/01/2029	1,665,886
9,250,000	Puerto Rico Electric Power Authority, Series A9	5.050	07/01/2042	5,613,640
40,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2021	24,363
500,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2025	303,475
10,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2023	6,074
40,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2022	24,328
30,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2028	18,206
4,570,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2026	2,773,305
95,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2030	57,649
250,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2029	151,700
140,000	Puerto Rico Electric Power Authority, Series CCC[9]	5.250	07/01/2028	84,960
30,000	Puerto Rico Electric Power Authority, Series CCC[9]	5.000	07/01/2028	18,206
35,000	Puerto Rico Electric Power Authority, Series CCC	5.000	07/01/2024	21,256
40,000	Puerto Rico Electric Power Authority, Series CCC	5.000	07/01/2027	24,276
2,475,000	Puerto Rico Electric Power Authority, Series CCC[9]	5.250	07/01/2027	1,502,003
20,000	Puerto Rico Electric Power Authority, Series CCC[9]	5.000	07/01/2025	12,139
185,000	Puerto Rico Electric Power Authority, Series DDD[9]	5.000	07/01/2022	112,523

33 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$15,000	Puerto Rico Electric Power Authority, Series NN	5.500%	07/01/2020	$9,198
895,000	Puerto Rico Electric Power Authority, Series TT9	5.000	07/01/2026	543,184
6,750,000	Puerto Rico Electric Power Authority, Series TT9	5.000	07/01/2032	4,096,170
5,720,000	Puerto Rico Electric Power Authority, Series TT9	5.000	07/01/2037	3,470,839
1,015,000	Puerto Rico Electric Power Authority, Series TT9	5.000	07/01/2027	616,003
210,000	Puerto Rico Electric Power Authority, Series TT9	5.000	07/01/2022	127,728
15,000	Puerto Rico Electric Power Authority, Series TT	5.000	07/01/2024	9,109
10,000	Puerto Rico Electric Power Authority, Series TT9	5.000	07/01/2025	6,069
170,000	Puerto Rico Electric Power Authority, Series TT9	5.000	07/01/2017	109,237
20,000	Puerto Rico Electric Power Authority, Series TT	5.000	07/01/2018	12,573
5,000	Puerto Rico Electric Power Authority, Series TT	5.000	07/01/2020	3,066
185,000	Puerto Rico Electric Power Authority, Series WW9	5.250	07/01/2025	112,286
90,000	Puerto Rico Electric Power Authority, Series WW9	5.000	07/01/2028	54,618
390,000	Puerto Rico Electric Power Authority, Series WW9	5.375	07/01/2024	236,816
60,000	Puerto Rico Electric Power Authority, Series WW9	5.500	07/01/2021	36,542
85,000	Puerto Rico Electric Power Authority, Series WW9	5.375	07/01/2022	51,694
395,000	Puerto Rico Electric Power Authority, Series WW9	5.500	07/01/2038	239,662
135,000	Puerto Rico Electric Power Authority, Series WW9	5.250	07/01/2033	81,917
165,000	Puerto Rico Electric Power Authority, Series XX9	5.250	07/01/2027	100,134
38,050,000	Puerto Rico Electric Power Authority, Series XX9	5.250	07/01/2040	23,086,838
2,290,000	Puerto Rico Electric Power Authority, Series XX9	5.250	07/01/2035	1,389,480
10,000	Puerto Rico Electric Power Authority, Series XX	5.250	07/01/2026	6,069
17,970,000	Puerto Rico Electric Power Authority, Series XX9	5.750	07/01/2036	10,901,860
60,000	Puerto Rico Electric Power Authority, Series ZZ9	5.250	07/01/2024	36,430
50,000	Puerto Rico Electric Power Authority, Series ZZ9	5.250	07/01/2022	30,410
95,000	Puerto Rico Electric Power Authority, Series ZZ	5.000	07/01/2021	57,864
190,000	Puerto Rico Electric Power Authority, Series ZZ	4.625	07/01/2025	115,332
50,000	Puerto Rico Electric Power Authority, Series ZZ9	5.250	07/01/2026	30,343
150,000	Puerto Rico Electric Power Authority, Series ZZ9	5.250	07/01/2025	91,043
25,000	Puerto Rico Electric Power Authority, Series ZZ	5.250	07/01/2021	15,227
820,000	Puerto Rico Electric Power Authority, Series ZZ9	5.000	07/01/2017	526,907
10,000	Puerto Rico Electric Power Authority, Series ZZ	5.000	07/01/2026	6,069
215,000	Puerto Rico Electric Power Authority, Series ZZ	5.000	07/01/2024	130,570
515,000	Puerto Rico Electric Power Authority, Series ZZ9	5.250	07/01/2018	323,744
850,000	Puerto Rico Electric Power Authority, Series ZZ9	5.000	07/01/2022	516,996
20,000	Puerto Rico Electric Power Authority, Series ZZ9	5.000	07/01/2018	12,573
2,175,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2028	1,326,271
6,940,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	5,435,963
6,415,000	Puerto Rico Highway & Transportation Authority	5.300	07/01/2035	4,781,292
350,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2021	267,676
9,000,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2022	7,679,340
150,000	Puerto Rico Highway & Transportation Authority[12]	3.112	07/01/2027	117,787
45,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	42,851
215,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2023	183,432
605,000	Puerto Rico Highway & Transportation Authority, Series H	5.450	07/01/2035	368,705
4,715,000	Puerto Rico Highway & Transportation Authority, Series M	5.000	07/01/2046	2,872,614
3,000,000	Puerto Rico Infrastructure	5.000	07/01/2037	1,550,430

34 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$5,000,000	Puerto Rico Infrastructure	5.000%		07/01/2031	$2,711,100
3,000,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	1,793,760
15,000,000	Puerto Rico Infrastructure Financing Authority	6.140	[5]	07/01/2034	3,847,800
500,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625		06/01/2026	476,390
4,050,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.000		07/01/2033	4,321,026
8,825,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	5,714,452
7,000,000	Puerto Rico Public Buildings Authority	5.875		07/01/2039	4,550,070
260,000	Puerto Rico Public Buildings Authority	5.500		07/01/2023	184,072
76,125,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	47,709,060
4,980,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	3,369,418
1,520,000	Puerto Rico Public Buildings Authority	5.000		07/01/2036	951,961
100,000	Puerto Rico Public Buildings Authority	5.250		07/01/2023	69,811
1,640,000	Puerto Rico Public Buildings Authority	5.250		07/01/2033	1,070,379
3,870,000	Puerto Rico Public Buildings Authority	5.000		07/01/2032	2,463,758
12,000,000	Puerto Rico Public Buildings Authority	6.125		07/01/2023	8,645,880
5,100,000	Puerto Rico Public Buildings Authority	6.250		07/01/2026	3,567,297
12,095,000	Puerto Rico Public Buildings Authority	5.750		07/01/2022	8,770,931
13,840,000	Puerto Rico Public Buildings Authority	5.625		07/01/2039	8,926,246
50,000	Puerto Rico Public Buildings Authority	7.000		07/01/2021	37,342
1,515,000	Puerto Rico Public Buildings Authority, Series D	5.250		07/01/2036	977,054
37,020,000	Puerto Rico Public Finance Corp., Series B	5.500		08/01/2031	19,033,463
17,895,000	Puerto Rico Sales Tax Financing Corp.	5.250		08/01/2057	11,692,235
37,060,000	Puerto Rico Sales Tax Financing Corp., Series A	8.694	[5]	08/01/2035	4,649,918
35,000,000	Puerto Rico Sales Tax Financing Corp., Series A	0.000	[2]	08/01/2033	14,370,650
34,335,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	18,930,259
30,015,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2042	16,512,752
2,040,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2028	1,275,959
2,250,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125		08/01/2029	1,505,408
11,415,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2043	6,051,092
1,695,000	Puerto Rico Sales Tax Financing Corp., Series A	4.000		08/01/2016	1,610,725
9,805,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	5,467,072
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	1,820,280
11,455,000	Puerto Rico Sales Tax Financing Corp., Series A	5.250		08/01/2027	7,159,031
43,845,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	25,117,924
1,630,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2024	1,063,216
7,945,000	Puerto Rico Sales Tax Financing Corp., Series A	7.890	[5]	08/01/2034	1,088,624
53,275,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	32,107,244
24,460,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250		08/01/2043	13,087,812
135,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000		08/01/2046	90,389
50,010,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	26,885,876
300,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000		08/01/2035	165,405
57,560,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	32,958,280
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C	0.000	[2]	08/01/2032	2,976,600
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	2,910,400
5,160,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375		08/01/2038	2,851,468
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375		08/01/2036	556,310

35 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$5,000,000	University of Puerto Rico, Series P	5.000%		06/01/2030	$2,820,500
					728,613,884
Total Municipal Bonds and Notes (Cost $7,219,876,648)					6,045,542,897

Shares
Common Stocks—0.0%
7,679	Delta Air Lines, Inc.[13]				342,790
4,927	General Motors Co.[13]				172,741
15,021	Motors Liquidation Co. GUC Trust[13]				300,420
Total Common Stocks (Cost $54,137)					815,951

Units		Strike Price		Expiration
Rights, Warrants and Certificates—0.0%
4,479	General Motors Co. Wts.[13,14]	$17.360		07/10/2019	77,756
4,479	General Motors Co. Wts.[13,14]	25 .610		07/10/2016	114,707
Total Rights, Warrants and Certificates (Cost $—)					192,463

Corporate Loans—0.3%
6,000,000	Aspen Power Senior Secured Bridge Promissory Note[13]	9.000	[8]	11/16/2015	6,000,000
3,500,000	Aspen Power Senior Secured Bridge Promissory Note[13]	9.000	[8]	11/16/2015	3,500,000
7,000,000	Aspen Power Senior Secured Bridge Promissory Note[13]	9.000	[8]	11/16/2015	7,000,000
Total Corporate Loans (Cost $16,500,000)					16,500,000
Total Investments, at Value (Cost $7,236,430,785)—112.3%					6,063,051,311
Net Other Assets (Liabilities)—(12.3)					(665,370,870)
Net Assets—100.0%					$5,397,680,441

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 3 of the accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2015. See Note 3 of the accompanying Notes.

7. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

8. Represents the current interest rate for a variable or increasing rate security.

9. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 3 of the accompanying Notes.

36 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

10. Restricted security. The aggregate value of restricted securities as of April 30, 2015 was $41,496,826, which represents 0.77% of the Fund’s net assets. See Note 3 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation

NY Liberty Devel. Corp. (Bank of America Tower)	7/23/10 - 3/4/11	$37,405,913	$41,496,826	$4,090,913

11. Represents the current interest rate for the inverse floating rate security. See Note 3 of the accompanying Notes.

12. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

13. Received as a result of a corporate action.

14. Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
ACMC	Advocate Condell Medical Center
AE	American Eagle
AGH	Adventist Glenoaks Hospital
AH&HC	Advocate Health & Hospitals Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHCN	Advocate Health Care Metro
AHSGA	Adventist Health System-Georgia
ANSHN	Advocate of North Side Health Network
BASMC	Baylor All Saints Medical Center
BHCS	Baylor Health Care System
BHI	Baptist Homes of Indiana
BMCAG&M	Baylor Medical Centers at Garland and McKinney
BMCAW	Baylor Medical Center at Waxahachie
BRMCAG	Baylor Regional Medical Center at Grapevine
BUMC	Baylor University Medical Center
BVHF	Blanchard Valley Health Foundation
BVRHC	Blanchard Valley Regional Health Care
CAB	Capital Appreciation Bond
CCHCS	Cook Children’s Health Care System
CCMCtr	Cook Children’s Medical Center
CCPN	Cook Children;s Physical Network
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHS	Central Dupage Health System
CMCD	Children’s Medical Center of Dallas
CMCtrF	Children’s Medical Center Foundation
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CSAHS	The Sisters of Charity of St. Augustine Health System
DA	Dormitory Authority
DRIVERS	Derivative Inverse Tax Exempt Receipts
EBC	Engel Berman Corp.
ECHNS	Eastern Connecticut Health Network System
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
FCommH	Fayette Community Hospital

37 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

GO	General Obligation
GUC	General Unsecured Creditors
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KGC	Kuakini Geriatric Care
KHS	Kaukini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
LIFERS	Long Inverse Floating Exempt Receipts
MMH	McKenna Memorial Hospital
MTA	Metropolitan Transportation Authority
NH	Northgate Housing
NTH	North Terrace Housing
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PClinic	Piedmont Clinic
PHC	Piedmont Healthcare
PHHosp	Piedmont Henty Hospital
PHI	Piedmont Heart Institute
PHIP	Piedmont Heart Institute Physicians
PHlthCF	Piedmont Healthcare Foundation
PHosp	Piedmont Hospital
PMCC	Piedmont Medical Care Corp.
PMSH	Piedmont Mountainside Hospital
PNH	Piedmont Newnan Hospital
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility
RGH	Rockville General Hospital
RHA	Resource Healthcare of America
RITES	Residual Interest Tax Exempt Security
ROLs	Reset Option Longs
RUMC	Rush University Medical Center
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SPEARS	Short Puttable Exempt Adjustable Receipts
TASC	Tobacco Settlement Asset-Backed Bonds

38 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

TCntyHC	Tolland County Health Care
TFABs	Tobacco Flexible Amortization Bonds
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
VH	Village Housing
VOA	Volunteers of America
WICF	W.I. Cook Foundation

39 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

1. Organization

Oppenheimer Rochester High-Yield Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub- Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

40 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

41 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$209,179,670	$—	$209,179,670
Alaska	—	14,686,120	—	14,686,120
Arizona	—	82,218,240	1,042,713	83,260,953
Arkansas	—	—	3,393,379	3,393,379
California	—	778,460,353	20	778,460,373
Colorado	—	226,288,996	5,258,804	231,547,800
Connecticut	—	3,432,176	—	3,432,176
Delaware	—	7,119,648	—	7,119,648
District of Columbia	—	105,228,973	—	105,228,973
Florida	—	591,942,892	2,416,888	594,359,780
Georgia	—	73,924,442	—	73,924,442
Hawaii	—	3,228,033	—	3,228,033
Idaho	—	3,149,920	—	3,149,920

42 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
Illinois	$—	$369,149,433	$14,532,696	$383,682,129
Indiana	—	56,756,604	—	56,756,604
Iowa	—	45,818,908	—	45,818,908
Kansas	—	2,630,625	—	2,630,625
Kentucky	—	20,111,493	—	20,111,493
Louisiana	—	18,084,063	—	18,084,063
Maine	—	19,426,509	—	19,426,509
Maryland	—	819,405	—	819,405
Massachusetts	—	68,634,502	30,656	68,665,158
Michigan	—	193,538,908	—	193,538,908
Minnesota	—	35,761,576	—	35,761,576
Mississippi	—	11,883,766	—	11,883,766
Missouri	—	76,224,156	—	76,224,156
Montana	—	7,304,760	—	7,304,760
Nebraska	—	42,696,827	—	42,696,827
Nevada	—	24,225,050	—	24,225,050
New Hampshire	—	6,369,753	—	6,369,753
New Jersey	—	321,735,172	—	321,735,172
New Mexico	—	12,503,821	—	12,503,821
New York	—	465,553,164	—	465,553,164
North Carolina	—	3,409,733	—	3,409,733
North Dakota	—	2,373,357	—	2,373,357
Ohio	—	435,246,180	503,531	435,749,711
Oklahoma	—	8,028,367	—	8,028,367
Oregon	—	2,689,635	—	2,689,635
Pennsylvania	—	48,189,942	—	48,189,942
Rhode Island	—	30,498,967	—	30,498,967
South Carolina	—	13,774,132	14,221,653	27,995,785
South Dakota	—	1,428,434	—	1,428,434
Tennessee	—	16,376,482	3,133,103	19,509,585
Texas	—	550,893,341	17,631,386	568,524,727
U.S. Possessions	—	728,613,884	—	728,613,884
Utah	—	31,195,808	—	31,195,808
Vermont	—	2,363,833	—	2,363,833
Virginia	—	41,718,160	6,678,094	48,396,254
Washington	—	99,277,815	—	99,277,815
West Virginia	—	27,034,869	—	27,034,869
Wisconsin	—	35,499,057	20	35,499,077
Common Stocks	815,951	—	—	815,951
Rights, Warrants and Certificates	192,463	—	—	192,463
Corporate Loans	—	16,500,000	—	16,500,000

Total Assets	$1,008,414	$5,993,199,954	$68,842,943	$6,063,051,311

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

43 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize tra fers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Florida	$(1,290,855)	$1,290,855
Texas	(3,214,088)	3,214,088
Virginia	(14,154,512)	14,154,512

Total Assets	$(18,659,455)	$18,659,455

* Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the

44 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-

45 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2015, the Fund’s maximum exposure under such agreements is estimated at $491,770,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as

46 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2015, municipal bond holdings with a value of $1,288,385,858 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $756,715,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2015, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,490,000	Allen County, OH Hospital Facilities (Catholic Healthcare Partners) LIFERS	17.622%	6/1/38	$3,550,566
1,335,000	CA GO ROLs[3]	13.983	12/1/36	1,340,113
77,555,000	CA Golden State Tobacco Securitization Corp. ROLs[3]	7.964	6/1/47	60,090,390
3,750,000	CA Health Facilities Financing Authority (SJHS/SJHCN Obligated Group) ROLs	21.083	7/1/39	6,093,150
5,550,000	CA Health Facilities Financing Authority ROLs[3]	9.445	11/15/42	6,115,157
3,855,000	CA Health Facilities Financing Authority ROLs[3]	20.699	7/1/39	6,263,758
5,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium) RITES	9.400	5/15/40	5,914,500
2,615,000	Cerritos, CA Community College District DRIVERS	18.840	8/1/33	4,451,462
16,250,000	Chicago, IL GO ROLs[3]	9.816	1/1/33	16,303,625
7,175,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System) LIFERS	9.199	1/1/44	8,794,685
2,525,000	Detroit, MI City School District ROLs[3]	21.653	5/1/29	4,898,197
2,500,000	District of Columbia GO ROLs[3]	9.309	4/1/35	3,076,850
4,675,000	Douglas County, NE Hospital Authority ROLs[3]	22.505	11/1/48	7,086,879
3,465,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/PMCC/PClinic/ PHlthCF/PHI/PHIP/PHHosp Obligated Group) ROLs	18.910	6/15/37	4,856,371
7,280,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/PMCC/PClinic/ PHlthCF/PHI/PHIP/PHHosp Obligated Group) ROLs	18.030	6/15/29	10,229,856
680,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/PMCC/PClinic/ PHlthCF/PHI/PHIP/PHHosp Obligated Group) ROLs	19.120	6/15/29	972,856
2,875,000	Geisinger, PA Authority (Geisinger Health System) ROLs	19.080	6/1/39	4,147,935
5,000,000	Grand Parkway, TX Transportation Corp. ROLs[3]	9.499	4/1/53	5,910,100
11,750,000	Highlands County, FL Health Facilities Authority ROLs[3]	9.810	11/15/36	13,386,540
5,000,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) ROLs	20.090	4/1/44	7,258,000
4,345,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) ROLs	19.580	4/1/44	6,164,295

47 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 1,250,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) ROLs	19.590%	4/1/44	$1,773,550
2,200,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) ROLs	19.590	4/1/44	3,121,448
2,750,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) ROLs	19.590	4/1/44	3,901,810
2,500,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group) ROLs	19.590	4/1/44	3,547,100
3,125,000	IL Finance Authority (CDHS/CDHA Obligated Group) ROLs	20.090	11/1/39	5,058,250
1,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) ROLs	19.590	11/1/39	1,975,500
3,500,000	KY EDFA (Baptist Healthcare System) ROLs[3]	18.669	8/15/24	4,968,320
7,985,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) ROLs	19.500	5/15/30	11,384,694
1,250,000	Los Angeles, CA Dept. of Water & Power ROLs	18.070	7/1/34	1,842,000
6,740,000	Los Angeles, CA Unified School District DRIVERS	17.790	7/1/30	6,958,174
4,550,000	MA Educational Financing Authority ROLs[3]	17.083	1/1/30	5,027,796
8,895,000	MA HFA ROLs[3]	10.179	12/1/42	9,592,724
3,750,000	MA HFA ROLs[3]	13.012	6/1/49	3,945,600
3,010,000	MA HFA ROLs[3]	13.288	12/1/49	3,131,423
6,660,000	MI Hospital Finance Authority (McLaren Health Care Corp.) ROLs	9.310	8/1/35	6,803,723
2,500,000	Miami-Dade County, FL School Board ROLs[3]	18.822	2/1/27	3,433,300
2,500,000	Miami-Dade County, FL School Board ROLs[3]	17.808	2/1/27	3,344,600
12,500,000	Miami-Dade County, FL School Board ROLs[3]	19.329	2/1/34	17,530,000
2,500,000	Montgomery County, OH (Miami Valley Hospital) ROLs	21.100	11/15/23	4,376,200
60,560,000	NJ Tobacco Settlement Financing Corp. ROLs[3]	6.178	6/1/29	47,039,374
9,500,000	North Central TX HFDC (CMCD/CMCtrF Obligated Group) ROLs	21.237	8/15/39	14,977,700
1,480,000	North TX Tollway Authority ROLs[3]	21.419	1/1/48	2,135,818
4,000,000	North TX Tollway Authority ROLs[3]	21.419	1/1/48	5,772,480
18,695,000	NY Liberty Devel. Corp. ROLs[3]	9.730	1/15/44	22,811,826
3,240,000	NYC Municipal Water Finance Authority ROLs[3]	21.441	6/15/40	5,055,761
2,455,000	RI Hsg. & Mtg. Finance Corp. ROLs[3]	18.910	10/1/47	2,575,491
617,000	Sabine Neches, TX HFC (Single Family Mtg.) ROLs[3]	14.315	12/1/39	676,436
2,500,000	San Jacinto, TX Community College District ROLs[3]	18.135	2/15/38	3,511,500
3,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	19.949	11/15/29	5,477,080
8,150,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	21.977	11/15/29	12,850,920
6,750,000	Tarrant County, TX Health Facilities Devel. Corp. (CCMCtr/CCHCS/CCPN/WICF Obligated Group) ROLs	9.380	12/1/33	8,327,610
3,000,000	Tes Properties, WA ROLs	20.600	12/1/38	4,683,720

48 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 375,000	Tes Properties, WA ROLs	20.090%	12/1/29	$585,585
39,305,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	14.818	12/15/26	66,461,611
8,705,000	WA Health Care Facilities Authority (Peacehealth) ROLs	9.190	11/1/28	10,516,511
4,520,000	WA Health Care Facilities Authority ROLs[3]	23.378	10/1/36	7,230,689
3,645,000	Wayne County, MI Airport Authority ROLs[3]	13.652	12/1/29	3,883,492
5,670,000	Wayne County, MI Airport Authority ROLs[3]	13.651	12/1/29	6,040,988
8,335,000	Wayne County, MI Airport Authority ROLs[3]	13.656	12/1/29	8,880,359
3,335,000	Wayne County, MI Airport Authority ROLs[3]	13.652	12/1/34	3,554,410

				$531,670,858

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $756,715,000 as of April 30, 2015.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

49 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2015, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Sold securities	$28,944,295

Restricted Securities. As of April 30, 2015, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have

50 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2015 is as follows:

Cost	$553,953,244
Market Value	$189,099,050
Market value as % of Net Assets	3.50%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of April 30, 2015, securities with an aggregate market value of $99,005,367, representing 1.83% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $1,452,375 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

4. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$6,410,788,116	[1]

Gross unrealized appreciation	$503,256,553
Gross unrealized depreciation	(1,702,935,641)

Net unrealized depreciation	$(1,199,679,088)

1. The Federal tax cost of securities does not include cost of $851,942,283, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

51 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/11/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/11/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	6/11/2015